UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/18

Item 1. Schedule of Investments.

	FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2018 (unaudited)
Franklin Mutual Beacon Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 87.2%
Aerospace & Defense 2.0%
BAE Systems PLC	United Kingdom	9,177,361	$75,343,912
Auto Components 0.1%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	2,846,329	68,827
[a,b,c] International Automotive Components Group North America LLC	United States	22,836,904	3,003,418
			3,072,245
Banks 9.6%
JPMorgan Chase & Co	United States	890,830	100,521,257
Societe Generale SA	France	1,702,572	73,074,941
Standard Chartered PLC	United Kingdom	9,978,755	82,781,678
Wells Fargo & Co	United States	2,124,250	111,650,580
			368,028,456
Biotechnology 0.3%
Shire PLC	United Kingdom	170,992	10,305,625
Chemicals 0.0%
[a,b,d] Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
Communications Equipment 2.4%
Cisco Systems Inc	United States	1,892,542	92,072,168
Consumer Finance 2.9%
Capital One Financial Corp	United States	1,177,898	111,817,857
Diversified Telecommunication Services 1.9%
Koninklijke KPN NV	Netherlands	27,974,547	73,787,862
Electric Utilities 1.1%
[a] PG&E Corp	United States	892,500	41,063,925
Electrical Equipment 3.2%
[a] Sensata Technologies Holding PLC	United States	2,429,802	120,396,689
Entertainment 4.6%
Twenty-First Century Fox Inc., B	United States	1,321,800	60,564,876
The Walt Disney Co	United States	994,700	116,320,218
			176,885,094
Food & Staples Retailing 0.3%
[a] Rite Aid Corp	United States	8,457,611	10,825,742
Health Care Equipment & Supplies 4.1%
Medtronic PLC	United States	1,576,090	155,039,973
Hotels, Restaurants & Leisure 3.2%
Accor SA	France	1,986,209	101,966,431
Sands China Ltd	Macau	4,196,400	19,002,546
			120,968,977
Industrial Conglomerates 1.4%
General Electric Co	United States	4,584,600	51,760,134
Insurance 4.3%
American International Group Inc	United States	1,865,900	99,340,516
The Hartford Financial Services Group Inc	United States	1,331,200	66,506,752
			165,847,268
Interactive Media & Services 1.2%
[a] Baidu Inc., ADR	China	203,847	46,615,732

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
IT Services 2.6%
Cognizant Technology Solutions Corp., A	United States	1,294,030	$99,834,414
Media 6.9%
[a] Charter Communications Inc., A	United States	312,587	101,865,852
Comcast Corp., A	United States	2,366,700	83,804,847
[a] Cumulus Media Inc., A	United States	38,388	655,667
[a] Cumulus Media Inc., B	United States	57,236	930,085
[a] Cumulus Media Inc., wts., 6/04/38	United States	43,343	704,324
[a] DISH Network Corp., A	United States	460,041	16,451,066
[a] Liberty Global PLC, C	United Kingdom	2,134,900	60,118,784
			264,530,625
Metals & Mining 0.1%
Warrior Met Coal Inc	United States	207,416	5,608,529
Oil, Gas & Consumable Fuels 6.6%
Kinder Morgan Inc	United States	4,414,700	78,272,631
Royal Dutch Shell PLC, A	United Kingdom	3,057,167	104,968,128
The Williams Cos. Inc	United States	2,581,832	70,200,012
			253,440,771
Pharmaceuticals 14.5%
Eli Lilly & Co	United States	1,383,639	148,478,301
GlaxoSmithKline PLC.	United Kingdom	5,783,258	115,855,755
Merck & Co. Inc	United States	1,938,577	137,522,652
Novartis AG, ADR	Switzerland	1,774,190	152,864,211
			554,720,919
Software 6.7%
[a] Check Point Software Technologies Ltd	Israel	734,812	86,465,328
[a] Dell Technologies Inc., V	United States	502,400	48,793,088
Microsoft Corp	United States	497,244	56,869,796
Symantec Corp	United States	2,955,337	62,889,572
			255,017,784
Specialty Retail 1.6%
Dufry AG	Switzerland	558,383	62,943,234
Tobacco 2.9%
British American Tobacco PLC	United Kingdom	2,367,057	110,602,513
Wireless Telecommunication Services 2.7%
[a] T-Mobile U.S. Inc	United States	1,020,000	71,583,600
Vodafone Group PLC	United Kingdom	15,591,645	33,433,784
			105,017,384
Total Common Stocks and Other Equity Interests
(Cost $2,684,406,150)			3,335,547,832

Management Investment Companies (Cost $40,343,454) 1.1%
Diversified Financial Services 1.1%
[a] Altaba Inc	United States	615,600	41,934,672
Preferred Stocks 4.8%
Automobiles 2.0%
[e] Porsche Automobil Holding SE, 3.034%, pfd	Germany	1,170,222	78,797,019

|2

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
	Country	Shares	Value

Preferred Stocks (continued)
Technology Hardware, Storage & Peripherals 2.8%
[e] Samsung Electronics Co. Ltd., 3.945%, pfd	South Korea	3,148,550	$107,357,883
Total Preferred Stocks (Cost $109,553,901)			186,154,902

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 1.9%
[f] Cumulus Media New Holdings Inc., Term Loan, 6.75%, (1-month USD LIBOR +
4.50%), 5/13/22	United States $10,790,753		10,674,354
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	16,691,000	14,886,202
senior note, 11.00%, 9/15/25	United States	23,907,000	18,760,062
[f] Veritas US Inc.,
Term Loan B1, 6.742%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	2,744,578	2,678,170
Term Loan B1, 6.886%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	8,282,435	8,082,033
[g] Veritas US Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23	United States	2,766,000	2,694,084
senior note, 144A, 10.50%, 2/01/24.	United States	15,719,000	14,461,480
Total Corporate Notes and Senior Floating Rate Interests
(Cost $74,397,577)			72,236,385

Corporate Notes and Senior Floating Rate Interests in
Reorganization 0.8%
[b,c,h] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848	—
[h] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	18,873,000	14,296,298
[f] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	15,813,483	11,920,677
[f] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19.	United States	5,080,935	3,820,228
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $38,808,737)			30,037,203

		Shares

Companies in Liquidation 0.0%†
[a,b,d] Tribune Media, Litigation Trust, Contingent Distribution	United States	502,429	—
[a,d] Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	46,282,735	208,272
Total Companies in Liquidation (Cost $1,582,525)			208,272
Total Investments before Short Term Investments
(Cost $2,949,092,344)			3,666,119,266

|3

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
		Principal
	Country	Amount	Value
Short Term Investments 3.6%

U.S. Government and Agency Securities 3.6%
[i] FHLB, 10/01/18	United States $51,800,000		$51,800,000
[i] U.S. Treasury Bill,
10/18/18 - 1/10/19	United States	65,000,000	64,809,212
[j] 1/24/19 - 1/31/19.	United States	20,000,000	19,854,292
Total U.S. Government and Agency Securities
(Cost $136,467,062)			136,463,504
Total Investments (Cost $3,085,559,406) 99.4%			3,802,582,770
Securities Sold Short (1.1)%			(41,360,337)
Other Assets, less Liabilities 1.7%			63,470,032
Net Assets 100.0%			$3,824,692,465

		Shares
Securities Sold Short (1.1)%
Common Stocks (1.1)%
Internet & Direct Marketing Retail (1.0)%
Alibaba Group Holding Ltd., ADR	China	221,616	(36,513,452)
Pharmaceuticals (0.1)%
Takeda Pharmaceutical Co. Ltd	Japan	113,315	(4,846,885)
Total Securities Sold Short (Proceeds $43,729,218)			$(41,360,337)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eVariable rate security. The rate shown represents the yield at period end.
fThe coupon rate shown represents the rate at period end.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $17,155,564, representing 0.4% of net assets.
hDefaulted security or security for which income has been deemed uncollectible.
iThe security was issued on a discount basis with no stated coupon rate.
jA portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2018, the aggregate value of these securities pledged amounted to $19,318,140, representing 0.5% of net assets.

|4

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.			Short	1,141	$166,614,525	12/17/18	$(234,174)
GBP/USD.			Short	1,576	128,897,100	12/17/18	(1,049,624)
Total Futures Contracts.							$(1,283,798)

*As of period end.

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	213,455	$268,060	10/10/18	$20,010	$—
Euro	UBSW	Buy	213,455	247,770	10/10/18	280	—
Euro	HSBK	Sell	2,000,000	2,467,734	10/18/18	142,093	—
Euro	SSBT	Sell	4,564,995	5,593,735	10/18/18	285,465	—
Euro	UBSW	Buy	6,753,991	7,844,599	10/18/18	9,081	—
Euro	UBSW	Sell	188,996	237,480	10/18/18	17,712	—
British Pound	BOFA	Buy	6,652,955	8,456,172	10/24/18	226,555	—
British Pound	BOFA	Sell	1,006,635	1,418,337	10/24/18	104,584	—
British Pound	BONY	Buy	3,253,597	4,171,401	10/24/18	74,847	—
British Pound	HSBK	Buy	952,022	1,245,626	10/24/18	—	(3,148)
British Pound	HSBK	Buy	9,983,180	12,825,450	10/24/18	203,530	—
British Pound	HSBK	Sell	1,697,955	2,355,790	10/24/18	139,801	—
British Pound	SSBT	Sell	17,635,339	24,936,899	10/24/18	1,921,136	—
British Pound	UBSW	Buy	4,707,941	6,072,552	10/24/18	71,750	—
British Pound	UBSW	Sell	5,209,766	7,322,865	10/24/18	523,634	—
Euro	BOFA	Buy	1,371,366	1,601,481	11/07/18	—	(4,248)
Euro	BONY	Buy	1,000,000	1,172,270	11/07/18	—	(7,568)
Euro	BONY	Buy	2,000,000	2,326,570	11/07/18	2,835	—
Euro	HSBK	Sell	1,765,358	2,072,092	11/07/18	15,976	—
Euro	SSBT	Sell	28,961,903	35,132,077	11/07/18	1,400,078	—
Euro	UBSW	Buy	2,225,464	2,599,938	11/07/18	—	(7,935)
Euro	UBSW	Sell	28,048,405	34,052,446	11/07/18	1,384,401	—
South Korean Won	HSBK	Buy	5,084,908,250	4,519,919	11/09/18	65,624	—
South Korean Won	HSBK	Sell	17,664,627,206	16,494,575	11/09/18	564,709	—
South Korean Won	UBSW	Sell	34,716,047,504	32,428,236	11/09/18	1,121,492	—
Euro	HSBK	Sell	35,539,536	42,503,579	11/21/18	1,063,511	—
Euro	SSBT	Sell	35,539,535	42,512,392	11/21/18	1,072,325	—
British Pound	BOFA	Buy	1,745,000	2,227,021	11/26/18	53,782	—
British Pound	BONY	Buy	6,998,706	8,950,100	11/26/18	197,563	—
British Pound	BONY	Sell	25,801,887	34,978,457	11/26/18	1,254,087	—
British Pound	HSBK	Buy	5,670,006	7,347,681	11/26/18	63,304	—
British Pound	UBSW	Sell	25,801,888	34,975,956	11/26/18	1,251,584	—

|5

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	HSBK	Sell	793,770	$937,700	1/14/19	$7,328	$—
British Pound	SSBT	Sell	22,932,950	30,563,775	1/16/19	501,234	—
British Pound	BOFA	Sell	1,300,000	1,711,949	2/14/19	5,358	—
British Pound	BONY	Sell	3,000,000	3,958,700	2/14/19	20,414	—
British Pound	HSBK	Sell	1,486,114	1,969,725	2/14/19	18,811	—
British Pound	HSBK	Sell	2,476,685	3,248,110	2/14/19	—	(3,188)
British Pound	UBSW	Sell	5,000,000	6,558,435	2/14/19	—	(5,375)
British Pound	UBSW	Sell	6,000,000	7,904,808	2/14/19	28,236	—
South Korean Won	BONY	Sell	3,620,832,500	3,272,329	2/15/19	—	(3,520)
South Korean Won	HSBK	Sell	1,182,878,750	1,071,934	2/15/19	1,756	—
South Korean Won	HSBK	Sell	46,792,161,342	42,148,547	2/15/19	—	(185,381)
South Korean Won	UBSW	Sell	18,391,848,448	16,565,502	2/15/19	—	(74,020)
Euro	BOFA	Sell	593,336	705,526	2/20/19	7,848	—
Euro	BONY	Sell	597,487	710,508	2/20/19	7,949	—
Euro	BONY	Sell	4,010,232	4,636,630	2/20/19	—	(78,827)
Euro	HSBK	Sell	595,411	708,200	2/20/19	8,082	—
Euro	SSBT	Sell	4,010,232	4,636,971	2/20/19	—	(78,486)
Total Forward Exchange Contracts						$13,858,765	$(451,696)
Net unrealized appreciation (depreciation)						$13,407,069

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 53.

|6

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2018 (unaudited)

Franklin Mutual European Fund

	Country	Shares	Value
Common Stocks 89.7%
Auto Components 1.1%
Cie Generale des Etablissements Michelin SCA	France	204,460	$24,437,020
Automobiles 1.0%
Peugeot SA	France	807,802	21,785,507
Banks 9.9%
AIB Group PLC	Ireland	5,022,410	25,713,683
Barclays PLC	United Kingdom	9,243,957	20,699,421
HSBC Holdings PLC	United Kingdom	1,667,265	14,557,187
ING Groep NV	Netherlands	803,130	10,427,892
Societe Generale SA	France	1,164,312	49,972,648
Standard Chartered PLC	United Kingdom	5,861,827	48,628,499
UniCredit SpA.	Italy	2,818,028	42,412,890
			212,412,220
Capital Markets 3.5%
Credit Suisse Group AG	Switzerland	2,572,571	38,656,705
Deutsche Bank AG	Germany	2,849,873	32,516,530
Oslo Bors VPS Holding ASA.	Norway	340,000	4,563,436
			75,736,671
Commercial Services & Supplies 1.2%
G4S PLC	United Kingdom	8,137,683	25,671,061
Communications Equipment 2.1%
Nokia OYJ, A	Finland	2,250,636	12,481,709
Nokia OYJ, ADR	Finland	5,752,164	32,097,075
			44,578,784
Construction Materials 4.7%
HeidelbergCement AG	Germany	427,796	33,434,464
LafargeHolcim Ltd., B	Switzerland	1,372,438	67,741,056
			101,175,520
Diversified Telecommunication Services 5.0%
Hellenic Telecommunications Organization SA	Greece	4,197,398	51,507,287
Koninklijke KPN NV	Netherlands	21,300,825	56,184,728
			107,692,015
Electric Utilities 3.1%
Enel SpA	Italy	12,811,064	65,619,700
Electrical Equipment 1.1%
Osram Licht AG	Germany	568,033	22,593,029
Food & Staples Retailing 1.7%
Carrefour SA	France	1,944,049	37,239,573
Health Care Equipment & Supplies 2.0%
Koninklijke Philips NV	Netherlands	932,214	42,462,231
Hotels, Restaurants & Leisure 3.7%
Accor SA	France	1,549,777	79,561,229
Household Durables 1.9%
JM AB	Sweden	1,132,179	22,226,311
[a,b] Neinor Homes SA, 144A	Spain	334,815	6,087,097
Pandora AS	Denmark	200,000	12,488,519
			40,801,927

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Insurance 12.9%
Ageas	Belgium	434,824	$23,377,702
ASR Nederland NV	Netherlands	962,392	45,875,888
Direct Line Insurance Group PLC	United Kingdom	12,672,431	53,505,519
Lancashire Holdings Ltd	United Kingdom	4,178,619	33,117,996
NN Group NV	Netherlands	1,576,954	70,356,292
RSA Insurance Group PLC	United Kingdom	6,461,913	48,434,703
			274,668,100
Machinery 3.3%
CNH Industrial NV	United Kingdom	2,999,447	36,040,855
CNH Industrial NV, special voting	United Kingdom	833,461	10,014,728
Vossloh AG	Germany	471,303	24,540,092
			70,595,675
Marine 1.3%
A.P. Moeller-Maersk AS, B	Denmark	19,498	27,379,460
Media 1.8%
[a] Liberty Global PLC, C	United Kingdom	1,386,251	39,036,828
Metals & Mining 1.3%
thyssenkrupp AG.	Germany	1,110,929	28,038,797
Oil, Gas & Consumable Fuels 7.9%
BP PLC	United Kingdom	8,560,357	65,759,123
[a] Cairn Energy PLC	United Kingdom	9,565,171	29,002,146
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	567,435	19,482,936
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,265,829	43,504,132
Total SA	France	166,199	10,774,258
			168,522,595
Pharmaceuticals 6.7%
GlaxoSmithKline PLC	United Kingdom	3,012,192	60,343,111
Novartis AG	Switzerland	957,619	82,338,064
			142,681,175
Road & Rail 0.0%
[a,c,d,e] Euro Wagon LP	Jersey Islands	16,127,149	—
Semiconductors & Semiconductor Equipment 1.3%
BE Semiconductor Industries NV	Netherlands	1,260,194	26,583,115
Software 0.1%
[a] Avast PLC	United Kingdom	617,365	2,281,512
Specialty Retail 2.3%
Dufry AG	Switzerland	294,306	33,175,386
Hornbach Holding AG & Co. KGaA	Germany	213,786	14,990,970
			48,166,356
Tobacco 1.9%
British American Tobacco PLC	United Kingdom	881,269	41,177,955
Trading Companies & Distributors 4.6%
Kloeckner & Co. SE	Germany	3,031,653	35,072,791
Rexel SA	France	4,154,655	62,389,993
			97,462,784

|8

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 2.3%
Vodafone Group PLC	United Kingdom	22,564,874	$48,386,756
Total Common Stocks (Cost $1,899,965,875)			1,916,747,595
Preferred Stocks 4.7%
Auto Components 2.2%
[f] Schaeffler AG, 4.995%, pfd	Germany	3,633,679	46,445,903
Automobiles 2.5%
[f] Volkswagen AG, 2.612%, pfd	Germany	310,703	54,683,737
Total Preferred Stocks (Cost $94,523,502)			101,129,640
Total Investments before Short Term Investments
(Cost $1,994,489,377)			2,017,877,235

		Principal
		Amount

Short Term Investments 3.5%

U.S. Government and Agency Securities 3.5%
[g] FHLB, 10/01/18.	United States $15,800,000		15,800,000
[g] U.S. Treasury Bill,
11/15/18	United States	27,000,000	26,929,842
11/23/18 - 1/10/19.	United States	31,500,000	31,370,013
Total U.S. Government and Agency Securities
(Cost $74,100,543)			74,099,855
Total Investments (Cost $2,068,589,920) 97.9%			2,091,977,090
Other Assets, less Liabilities 2.1%			45,350,092
Net Assets 100.0%			$2,137,327,182

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the value of this security was $6,087,097, representing 0.3% of net assets.
cSee Note 6 regarding holdings of 5% voting securities.
dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
eSee Note 5 regarding restricted securities.
fVariable rate security. The rate shown represents the yield at period end.
gThe security was issued on a discount basis with no stated coupon rate.

|9

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.			Short	3,283	$479,400,075	12/17/18	$(493,623)
GBP/USD.			Short	2,114	172,898,775	12/17/18	(1,407,941)
Total Futures Contracts.							$(1,901,564)

*As of period end.

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	60,930,190	$76,223,802	10/10/18	$5,418,560	$—
Euro	BONY	Buy	5,108,533	6,006,153	10/10/18	—	(69,672)
Euro	BONY	Sell	3,408,389	4,254,624	10/10/18	293,832	—
Euro	HSBK	Buy	518,682	603,705	10/10/18	—	(960)
Euro	HSBK	Buy	5,277,652	6,123,317	10/10/18	9,693	—
Euro	SSBT	Buy	4,153,437	4,777,437	10/10/18	49,154	—
Euro	UBSW	Buy	1,418,465	1,646,499	10/10/18	1,859	—
Euro	UBSW	Buy	55,417,324	64,751,078	10/10/18	—	(352,181)
Euro	UBSW	Sell	26,066,144	32,442,053	10/10/18	2,151,328	—
Euro	BOFA	Sell	18,252,960	22,157,175	10/18/18	932,259	—
Euro	HSBK	Sell	13,354,003	15,743,435	10/18/18	215,126	—
Euro	SSBT	Sell	30,869,110	38,787,962	10/18/18	2,892,729	—
Euro	UBSW	Sell	43,885,443	54,340,568	10/18/18	3,309,676	—
British Pound	BOFA	Sell	13,073,854	17,849,847	10/24/18	787,246	—
British Pound	BONY	Buy	997,611	1,306,043	10/24/18	—	(4,067)
British Pound	BONY	Buy	7,297,238	9,417,524	10/24/18	106,053	—
British Pound	BONY	Sell	12,203,079	16,356,079	10/24/18	429,921	—
British Pound	HSBK	Buy	3,026,716	3,947,007	10/24/18	3,140	—
British Pound	HSBK	Sell	234,880	325,879	10/24/18	19,339	—
British Pound	SSBT	Sell	50,141,866	70,456,746	10/24/18	5,016,934	—
British Pound	UBSW	Sell	6,227,626	8,559,329	10/24/18	431,695	—
Norwegian Krone	BONY	Buy	543,719	66,784	10/25/18	89	—
Norwegian Krone	BONY	Sell	38,964,254	4,778,445	10/25/18	—	(13,889)
Swedish Krona	BONY	Sell	12,293,923	1,358,670	10/31/18	—	(28,245)
Swedish Krona	SSBT	Sell	48,969,937	5,428,054	10/31/18	—	(96,396)
Swedish Krona	SSBT	Sell	127,583,324	14,514,936	10/31/18	121,871	—
Euro	BOFA	Sell	6,884,079	8,201,796	11/07/18	183,893	—
Euro	BONY	Sell	2,683,281	3,150,708	11/07/18	25,485	—
Euro	HSBK	Sell	9,983,484	11,743,679	11/07/18	115,890	—
Euro	SSBT	Sell	43,230,634	52,247,265	11/07/18	1,896,440	—
Euro	UBSW	Sell	39,643,288	48,001,163	11/07/18	1,828,529	—
Swiss Franc	HSBK	Buy	4,336,729	4,499,636	11/13/18	—	(62,869)

|10

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc	HSBK	Sell	120,780,689	$125,456,842	11/13/18	$1,890,030	$—
Swiss Franc	SSBT	Buy	506,271	522,550	11/13/18	—	(4,601)
Euro	HSBK	Sell	76,065,733	90,785,051	11/21/18	2,090,333	—
Euro	SSBT	Sell	62,711,729	75,015,770	11/21/18	1,892,184	—
British Pound	BONY	Sell	6,289,772	8,526,760	11/26/18	305,711	—
British Pound	UBSW	Sell	6,289,772	8,526,151	11/26/18	305,101	—
Euro	BOFA	Sell	4,540,537	5,400,106	1/14/19	78,177	—
Euro	BONY	Sell	51,837,542	61,553,971	1/14/19	795,581	—
Euro	HSBK	Sell	2,216,504	2,622,700	1/14/19	24,753	—
Euro	SSBT	Sell	59,058,182	70,136,343	1/14/19	914,697	—
Euro	UBSW	Sell	2,275,487	2,685,490	1/14/19	18,409	—
British Pound	SSBT	Sell	32,550,029	43,380,888	1/16/19	711,429	—
British Pound	HSBK	Sell	2,179,786	2,889,132	2/14/19	27,592	—
British Pound	SSBT	Sell	144,969	190,294	2/14/19	—	(16)
British Pound	UBSW	Sell	77,691,822	100,145,623	2/14/19	—	(1,845,250)
Euro	BOFA	Sell	2,922,784	3,475,433	2/20/19	38,658	—
Euro	BONY	Sell	2,944,367	3,501,323	2/20/19	39,170	—
Euro	BONY	Sell	57,165,262	66,094,476	2/20/19	—	(1,123,669)
Euro	HSBK	Sell	2,435,388	2,896,724	2/20/19	33,057	—
Euro	SSBT	Sell	57,165,262	66,099,335	2/20/19	—	(1,118,810)
Total Forward Exchange Contracts						$35,405,623	$(4,720,625)
Net unrealized appreciation (depreciation)						$30,684,998

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 53.

|11

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2018 (unaudited)

Franklin Mutual Financial Services Fund

	Country	Shares	Value

Common Stocks 92.0%
Banks 34.8%
[a,b] AB&T Financial Corp	United States	226,100	$135,660
AIB Group PLC	Ireland	1,627,776	8,333,871
Barclays PLC	United Kingdom	3,329,942	7,456,533
CIT Group Inc	United States	178,411	9,207,792
Citigroup Inc	United States	309,410	22,197,073
Citizens Financial Group Inc	United States	504,700	19,466,279
[a] Credito Valtellinese SpA	Italy	117,345,631	14,713,101
[a] FCB Financial Holdings Inc., A	United States	114,987	5,450,384
First Horizon National Corp	United States	425,229	7,339,453
Guaranty Bancorp	United States	44,161	1,311,582
HSBC Holdings PLC	United Kingdom	1,823,653	15,922,639
ING Groep NV	Netherlands	476,493	6,186,816
JPMorgan Chase & Co	United States	188,880	21,313,219
Shinsei Bank Ltd	Japan	1,134,000	18,529,966
Societe Generale SA	France	309,549	13,285,943
Southern National Bancorp of Virginia Inc	United States	649,760	10,526,112
Standard Chartered PLC	United Kingdom	1,562,466	12,961,893
State Bank Financial Corp	United States	63,760	1,924,277
UniCredit SpA	Italy	404,554	6,088,763
Wells Fargo & Co	United States	334,670	17,590,255
			219,941,611
Capital Markets 7.6%
Credit Suisse Group AG	Switzerland	719,393	10,809,950
Deutsche Bank AG	Germany	832,071	9,493,778
Guotai Junan Securities Co. Ltd	China	3,200,100	6,581,246
Oslo Bors VPS Holding ASA.	Norway	911,000	12,227,324
UBS Group AG	Switzerland	555,037	8,764,337
			47,876,635
Consumer Finance 6.1%
Capital One Financial Corp	United States	218,510	20,743,154
[c] Hoist Finance AB, 144A	Sweden	1,286,396	10,796,186
Sun Hung Kai & Co. Ltd	Hong Kong	14,145,704	7,227,752
			38,767,092
Diversified Financial Services 3.5%
Voya Financial Inc	United States	449,050	22,304,314
Household Durables 1.9%
[a] Cairn Homes PLC	Ireland	3,177,704	5,423,059
[a,c] Neinor Homes SA, 144A	Spain	380,000	6,908,581
			12,331,640
Insurance 36.7%
Ageas	Belgium	111,596	5,999,802
Alleghany Corp	United States	38,637	25,211,802
American International Group Inc	United States	469,958	25,020,564
ASR Nederland NV	Netherlands	460,370	21,945,198
[a] Brighthouse Financial Inc	United States	152,300	6,737,752
China Life Insurance Co. Ltd., H	China	5,331,000	12,107,629
Chubb Ltd	United States	64,950	8,679,918
Direct Line Insurance Group PLC	United Kingdom	350,000	1,477,769
Everest Re Group Ltd	United States	47,100	10,760,937
The Hartford Financial Services Group Inc	United States	439,772	21,971,009

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Insurance (continued)
Lancashire Holdings Ltd	United Kingdom	1,404,769	$11,133,615
MetLife Inc	United States	352,070	16,448,710
NN Group NV	Netherlands	605,115	26,997,394
RSA Insurance Group PLC	United Kingdom	1,772,670	13,286,893
Sabre Insurance Group PLC	United Kingdom	3,137,265	10,837,392
T&D Holdings Inc	Japan	812,169	13,399,770
			232,016,154
Real Estate Management & Development 0.1%
[a] Dolphin Capital Investors Ltd	Greece	3,979,650	329,417
Thrifts & Mortgage Finance 1.3%
Indiabulls Housing Finance Ltd	India	679,126	8,025,226
Total Common Stocks (Cost $562,145,890)			581,592,089

		Principal
		Amount

Short Term Investments 8.3%

U.S. Government and Agency Securities 8.3%
[d] FHLB, 10/01/18	United States $ 34,300,000		34,300,000
[d] U.S. Treasury Bill, 10/18/18 - 12/06/18	United States	18,500,000	18,460,760
Total U.S. Government and Agency Securities
(Cost $52,758,454)			52,760,760
Total Investments (Cost $614,904,344) 100.3%			634,352,849
Other Assets, less Liabilities (0.3)%			(2,062,395)
Net Assets 100.0%			$632,290,454

aNon-income producing.
bSee Note 6 regarding holdings of 5% voting securities.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $17,704,767, representing 2.8% of net assets.
dThe security was issued on a discount basis with no stated coupon rate.

|13

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Currency Contracts
EUR/USD			Short	163	$23,802,075	12/17/18	$(35,004)
GBP/USD			Short	151	12,349,913	12/17/18	(100,568)
Total Futures Contracts.							$(135,572)

*As of period end.

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	3,285,077	$4,121,576	10/10/18	$304,082	$—
Euro	BONY	Sell	3,550,725	4,439,131	10/10/18	312,935	—
Euro	SSBT	Buy	927,000	1,066,270	10/10/18	10,971	—
Euro	UBSW	Sell	344,215	428,412	10/10/18	28,409	—
Euro	BOFA	Sell	1,546,363	1,936,584	10/18/18	138,442	—
Euro	HSBK	Sell	1,181,769	1,413,262	10/18/18	39,076	—
Euro	SSBT	Sell	2,603,880	3,271,853	10/18/18	244,008	—
Euro	UBSW	Sell	2,959,389	3,718,727	10/18/18	277,489	—
Japanese Yen	BOFA	Sell	3,128,681,470	28,373,045	10/22/18	793,466	—
Japanese Yen	HSBK	Sell	17,912,710	162,915	10/22/18	5,013	—
Japanese Yen	UBSW	Sell	361,477,199	3,229,421	10/22/18	42,969	—
British Pound	BOFA	Buy	705,409	927,377	10/24/18	—	(6,753)
British Pound	BOFA	Buy	850,746	1,103,996	10/24/18	6,307	—
British Pound	BOFA	Sell	1,619,114	2,257,753	10/24/18	144,659	—
British Pound	BONY	Buy	250,256	327,628	10/24/18	—	(1,020)
British Pound	BONY	Sell	967,583	1,352,771	10/24/18	89,984	—
British Pound	HSBK	Buy	1,984,384	2,573,257	10/24/18	16,550	—
British Pound	SSBT	Sell	333,333	451,980	10/24/18	16,949	—
British Pound	UBSW	Sell	870,766	1,222,475	10/24/18	86,044	—
Norwegian Krone	BONY	Buy	1,456,281	178,873	10/25/18	239	—
Norwegian Krone	BONY	Sell	104,399,746	12,803,234	10/25/18	—	(37,213)
Swedish Krona	BONY	Sell	11,058,510	1,227,680	10/31/18	—	(19,864)
Swedish Krona	SSBT	Sell	86,096,548	9,804,137	10/31/18	91,321	—
Euro	BOFA	Sell	1,100,000	1,301,025	11/07/18	19,852	—
Euro	HSBK	Sell	1,974,824	2,329,144	11/07/18	29,062	—
Euro	SSBT	Sell	2,585,620	3,138,629	11/07/18	127,151	—
Euro	UBSW	Sell	8,506,284	10,200,351	11/07/18	293,061	—
Swiss Franc	HSBK	Buy	53,431	55,483	11/13/18	—	(819)
Swiss Franc	HSBK	Sell	10,631,617	11,043,232	11/13/18	166,368	—
Swiss Franc	UBSW	Sell	97,311	102,221	11/13/18	2,665	—
Euro	HSBK	Sell	9,168,215	10,952,028	11/21/18	261,639	—
Euro	SSBT	Sell	8,254,756	9,874,339	11/21/18	249,069	—

|14

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	BOFA	Buy	802,535	$1,046,787	11/26/18	$2,167	$—
British Pound	BOFA	Buy	5,803,824	7,635,176	11/26/18	—	(49,286)
British Pound	BONY	Buy	848,747	1,126,856	11/26/18	—	(17,501)
British Pound	BONY	Sell	7,328,434	9,934,828	11/26/18	356,195	—
British Pound	HSBK	Buy	360,881	476,296	11/26/18	—	(4,606)
British Pound	UBSW	Sell	7,328,433	9,934,116	11/26/18	355,484	—
Euro	BOFA	Sell	459,463	546,444	1/14/19	7,911	—
Euro	BONY	Sell	3,545,867	4,210,504	1/14/19	54,421	—
Euro	HSBK	Sell	292,738	345,819	1/14/19	2,703	—
Euro	HSBK	Sell	1,000,000	1,170,945	1/14/19	—	(1,147)
Euro	SSBT	Sell	3,545,867	4,210,603	1/14/19	54,520	—
Euro	UBSW	Sell	1,392,588	1,634,585	1/14/19	2,343	—
British Pound	BOFA	Sell	1,463,954	1,935,567	1/16/19	16,486	—
British Pound	BONY	Sell	600,000	794,642	1/16/19	8,109	—
British Pound	HSBK	Sell	244,309	323,738	1/16/19	3,476	—
British Pound	HSBK	Sell	359,217	470,707	1/16/19	—	(186)
British Pound	SSBT	Sell	5,657,185	7,538,884	1/16/19	122,945	—
British Pound	UBSW	Sell	24,911,783	32,115,399	2/14/19	—	(587,844)
Euro	BOFA	Sell	246,912	293,599	2/20/19	3,266	—
Euro	BONY	Sell	248,639	295,672	2/20/19	3,308	—
Euro	BONY	Sell	12,239,003	14,150,735	2/20/19	—	(240,576)
Euro	HSBK	Sell	757,417	903,186	2/20/19	12,572	—
Euro	SSBT	Sell	218,059	260,068	2/20/19	3,662	—
Euro	SSBT	Sell	12,239,002	14,151,775	2/20/19	—	(239,536)
Euro	UBSW	Sell	500,000	591,385	2/20/19	3,457	—
Total Forward Exchange Contracts						$4,810,805	$(1,206,351)
Net unrealized appreciation (depreciation)						$3,604,454

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 53.

|15

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2018 (unaudited)
Franklin Mutual Global Discovery Fund
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 91.1%
Aerospace & Defense 0.9%
BAE Systems PLC	United Kingdom	21,584,405	$177,202,739
Auto Components 0.4%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	3,819,425	92,357
[a,b,c,d] International Automotive Components Group North America LLC.	United States	35,491,081	4,667,645
Toyo Tire & Rubber Co. Ltd	Japan	4,394,600	79,156,551
			83,916,553
Automobiles 0.9%
General Motors Co	United States	5,350,852	180,163,187
Banks 11.9%
Barclays PLC	United Kingdom	36,257,633	81,189,476
BNP Paribas SA.	France	3,102,600	189,859,503
CIT Group Inc	United States	3,769,060	194,521,187
Citigroup Inc	United States	4,720,240	338,630,017
Citizens Financial Group Inc	United States	9,225,010	355,808,636
First Horizon National Corp	United States	7,743,203	133,647,684
HSBC Holdings PLC	United Kingdom	16,067,494	140,288,148
JPMorgan Chase & Co	United States	1,959,756	221,138,867
Societe Generale SA	France	5,157,188	221,348,177
Standard Chartered PLC	United Kingdom	12,656,750	104,997,768
Wells Fargo & Co	United States	5,713,404	300,296,514
			2,281,725,977
Biotechnology 0.3%
Shire PLC	United Kingdom	857,074	51,655,536
Building Products 1.1%
Johnson Controls International PLC	United States	6,119,300	214,175,500
Capital Markets 1.3%
Credit Suisse Group AG	Switzerland	6,243,791	93,822,246
Deutsche Bank AG	Germany	6,644,039	75,807,270
Guotai Junan Securities Co. Ltd	China	41,520,689	85,390,410
			255,019,926
Chemicals 0.0%
[a,b,e] Dow Corning Corp., Contingent Distribution	United States	11,430,153	—
Communications Equipment 3.0%
Cisco Systems Inc	United States	5,552,130	270,111,124
Nokia OYJ, A	Finland	28,555,604	158,365,336
Nokia OYJ, ADR	Finland	25,474,246	142,146,293
			570,622,753
Construction Materials 1.0%
LafargeHolcim Ltd., B	Switzerland	3,691,245	182,193,175
Consumer Finance 1.7%
Ally Financial Inc	United States	4,094,210	108,291,855
Capital One Financial Corp	United States	2,190,465	207,940,842
			316,232,697
Containers & Packaging 0.7%
International Paper Co	United States	2,848,948	140,025,794

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Diversified Financial Services 0.9%
Voya Financial Inc	United States	3,426,353	$170,186,954
Diversified Telecommunication Services 2.1%
AT&T Inc	United States	4,600,757	154,493,420
Koninklijke KPN NV	Netherlands	95,635,204	252,254,923
			406,748,343
Electric Utilities 2.2%
Enel SpA.	Italy	57,664,238	295,362,664
[a] PG&E Corp	United States	2,580,200	118,715,002
			414,077,666
Energy Equipment & Services 1.0%
Baker Hughes a GE Co., A	United States	5,382,143	182,077,898
Entertainment 2.4%
The Walt Disney Co	United States	3,912,400	457,516,056
Food & Staples Retailing 1.2%
[a] Rite Aid Corp	United States	13,126,712	16,802,191
Walgreens Boots Alliance Inc	United States	2,833,972	206,596,559
			223,398,750
Health Care Equipment & Supplies 4.2%
Koninklijke Philips NV	Netherlands	4,161,597	189,560,224
Medtronic PLC	United States	6,236,184	613,453,420
			803,013,644
Health Care Providers & Services 1.3%
CVS Health Corp	United States	3,061,866	241,030,092
Hotels, Restaurants & Leisure 2.1%
Accor SA.	France	5,757,306	295,564,035
Sands China Ltd	Macau	21,300,300	96,454,086
			392,018,121
Independent Power & Renewable Electricity Producers 0.8%
[a] Vistra Energy Corp	United States	6,513,558	162,057,323
Industrial Conglomerates 1.5%
General Electric Co	United States	25,464,700	287,496,463
Insurance 9.1%
Alleghany Corp	United States	76,761	50,088,855
American International Group Inc	United States	5,102,618	271,663,382
China Pacific Insurance Group Co. Ltd., H.	China	44,491,587	171,634,074
Chubb Ltd	United States	2,015,798	269,391,245
The Hartford Financial Services Group Inc	United States	5,478,587	273,710,206
MetLife Inc	United States	2,126,666	99,357,836
NN Group NV	Netherlands	8,886,859	396,489,974
RSA Insurance Group PLC	United Kingdom	13,308,282	99,751,063
T&D Holdings Inc	Japan	6,611,212	109,076,708
			1,741,163,343
IT Services 1.4%
Cognizant Technology Solutions Corp., A	United States	3,420,390	263,883,088

|17

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Machinery 0.8%
CNH Industrial NV	United Kingdom	5,804,196	$69,742,250
CNH Industrial NV, special voting	United Kingdom	7,338,645	88,179,933
			157,922,183
Media 3.3%
[a] Charter Communications Inc., A	United States	840,665	273,955,910
[a] Cumulus Media Inc., A	United States	215,987	3,689,058
[a] Cumulus Media Inc., B	United States	322,030	5,232,987
[a] Cumulus Media Inc., wts., 6/04/38	United States	243,863	3,962,774
[a] DISH Network Corp., A	United States	4,143,726	148,179,642
[a] Liberty Global PLC, C	United Kingdom	7,299,000	205,539,840
			640,560,211
Metals & Mining 0.7%
thyssenkrupp AG	Germany	4,205,590	106,145,114
Warrior Met Coal Inc	United States	1,230,858	33,282,400
			139,427,514
Oil, Gas & Consumable Fuels 9.3%
Anadarko Petroleum Corp	United States	1,866,600	125,827,506
BP PLC	United Kingdom	24,503,699	188,233,008
Canadian Natural Resources Ltd	Canada	2,610,653	85,234,271
Crescent Point Energy Corp	Canada	19,234,400	122,321,588
JXTG Holdings Inc	Japan	13,240,442	99,997,988
Kinder Morgan Inc	United States	15,908,858	282,064,052
Marathon Oil Corp	United States	5,921,464	137,851,682
Plains All American Pipeline LP	United States	5,573,200	139,385,732
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	6,246,107	214,460,694
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	6,164,658	211,867,556
The Williams Cos. Inc	United States	6,364,035	173,038,112
			1,780,282,189
Pharmaceuticals 10.6%
Eli Lilly & Co	United States	5,532,056	593,644,929
GlaxoSmithKline PLC	United Kingdom	19,892,359	398,502,760
Merck & Co. Inc	United States	7,108,228	504,257,694
Novartis AG, ADR	Switzerland	6,246,162	538,169,318
			2,034,574,701
Semiconductors & Semiconductor Equipment 0.6%
[a] Renesas Electronics Corp	Japan	18,675,500	116,675,657
Software 4.7%
[a] Avaya Holdings Corp., wts., 12/15/22	United States	401,411	2,308,113
[a] Check Point Software Technologies Ltd	Israel	2,703,472	318,117,550
[a] Dell Technologies Inc., V	United States	1,105,751	107,390,537
Microsoft Corp	United States	2,387,875	273,101,264
Symantec Corp	United States	9,568,159	203,610,424
			904,527,888
Specialty Retail 0.7%
Dufry AG	Switzerland	1,124,346	126,740,918

|18

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals 3.1%
Hewlett Packard Enterprise Co	United States	10,039,360	$163,741,962
Samsung Electronics Co. Ltd	South Korea	8,138,650	340,561,499
Western Digital Corp	United States	1,649,200	96,544,168
			600,847,629
Tobacco 3.0%
Altria Group Inc	United States	2,606,727	157,211,705
British American Tobacco PLC	United Kingdom	5,233,602	244,543,977
British American Tobacco PLC, ADR.	United Kingdom	2,178,905	101,602,340
Imperial Brands PLC.	United Kingdom	1,937,431	67,457,125
			570,815,147
Wireless Telecommunication Services 0.9%
Vodafone Group PLC	United Kingdom	77,885,173	167,012,272
Total Common Stocks and Other Equity Interests
(Cost $14,087,638,522)			17,436,987,887

Management Investment Companies (Cost $112,851,576)
0.6%
Diversified Financial Services 0.6%
[a] Altaba Inc	United States	1,722,000	117,302,640
Preferred Stocks (Cost $391,187,079) 1.7%
Automobiles 1.7%
[f] Volkswagen AG, 2.612%, pfd	Germany	1,896,164	333,724,917

		Principal
		Amount
Corporate Notes and Senior Floating Rate Interests 1.4%
[g] Cumulus Media New Holdings Inc., Term Loan, 6.75%, (1-month USD LIBOR +
4.50%), 5/13/22	United States $ 60,712,729		60,057,820
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	117,895,000	105,147,014
senior note, 11.00%, 9/15/25	United States	133,179,000	104,506,893
Total Corporate Notes and Senior Floating Rate Interests
(Cost $289,403,367)			269,711,727
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.0%
[b,c,h] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	8,893	—
[h] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	72,430,635
[g] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	117,978,997	88,936,108
[g] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	37,921,652	28,512,342
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $245,871,832)			189,879,085

|19

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
	Country	Shares	Value

Companies in Liquidation 0.0%†
[a,b,e] Avaya Holdings Corp., Contingent Distribution	United States	123,916,000	$—
[a,b,e] Avaya Inc., Contingent Distribution	United States	168,607,601	214,132
[a,b,e] NewPage Corp., Litigation Trust	United States	145,817,000	—
[a,b,e] Tribune Media, Litigation Trust, Contingent Distribution	United States	1,300,519	—
[a,e] Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	142,325,613	640,465
Total Companies in Liquidation (Cost $4,889,192)			854,597
Total Investments before Short Term Investments
(Cost $15,131,841,568)			18,348,460,853

		Principal
		Amount

Short Term Investments 3.5%

U.S. Government and Agency Securities 3.5%
[i] U.S. Treasury Bill,

[j] 1/24/19	United States $100,000,000	99,294,826
10/25/18 - 1/31/19	United States 570,900,000	568,229,225
Total U.S. Government and Agency Securities
(Cost $667,604,771)		667,524,051
Total Investments (Cost $15,799,446,339) 99.3%		19,015,984,904
Securities Sold Short (0.7)%.		(126,429,930)
Other Assets, less Liabilities 1.4%		260,074,377
Net Assets 100.0%.		$19,149,629,351

	Shares

Securities Sold Short (0.7)%
Common Stocks (0.7)%
Internet & Direct Marketing Retail (0.6)%
Alibaba Group Holding Ltd., ADR	China	619,920	(102,138,019)
Pharmaceuticals (0.1)%
Takeda Pharmaceutical Co. Ltd	Japan	567,919	(24,291,911)
Total Securities Sold Short (Proceeds $133,044,219)			$(126,429,930)

|20

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 6 regarding holdings of 5% voting securities.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fVariable rate security. The rate shown represents the yield at period end.
gThe coupon rate shown represents the rate at period end.
hDefaulted security or security for which income has been deemed uncollectible.
iThe security was issued on a discount basis with no stated coupon rate.
jA portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2018, the value of this security pledged amounted to $56,488,812, representing 0.3% of net assets.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
			Number of		Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD			Short	8,388	$1,224,857,700	12/17/18	$(1,363,731)
GBP/USD			Short	7,482	611,934,075	12/17/18	(4,983,063)
Total Futures Contracts.							$(6,346,794)

*As of period end.

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	278,101,505	$ 347,797,062	10/10/18	$24,623,203	$—
Euro	UBSW	Buy	4,985,528	5,787,006	10/10/18	6,534	—
Euro	UBSW	Sell	128,620,411	160,081,607	10/10/18	10,615,481	—
Euro	BOFA	Sell	13,096,917	16,243,590	10/18/18	1,014,227	—
Euro	BONY	Sell	6,456,955	7,918,325	10/18/18	410,046	—
Euro	HSBK	Sell	34,717,893	41,271,788	10/18/18	901,111	—
Euro	SSBT	Sell	133,600,803	167,822,407	10/18/18	12,468,657	—
Euro	UBSW	Sell	137,414,949	172,486,219	10/18/18	12,697,300	—
Japanese Yen	BOFA	Sell	10,541,577,534	95,598,307	10/22/18	2,673,454	—
Japanese Yen	HSBK	Buy	62,933,453	565,846	10/22/18	—	(11,083)
Japanese Yen	HSBK	Sell	65,318,775	594,070	10/22/18	18,280	—
Japanese Yen	UBSW	Sell	1,446,942,308	12,923,074	10/22/18	168,160	—
British Pound	BOFA	Buy	180,367	229,254	10/24/18	6,142	—
British Pound	HSBK	Buy	15,742,530	20,133,103	10/24/18	412,366	—
British Pound	HSBK	Sell	6,447,688	8,945,703	10/24/18	530,869	—
British Pound	SSBT	Sell	2,738,305	3,872,045	10/24/18	298,302	—

|21

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	UBSW	Sell	6,736,904	$9,423,817	10/24/18	$631,529	$—
Euro	SSBT	Sell	122,952,210	149,300,869	11/07/18	6,098,130	—
Euro	UBSW	Sell	122,952,209	149,271,359	11/07/18	6,068,622	—
South Korean Won	HSBK	Buy	9,176,327,875	8,156,736	11/09/18	118,427	—
South Korean Won	HSBK	Sell	54,293,728,432	50,696,017	11/09/18	1,734,227	—
South Korean Won	UBSW	Sell	94,469,602,033	88,243,989	11/09/18	3,051,814	—
Swiss Franc	HSBK	Buy	463,521	481,318	11/13/18	—	(7,104)
Swiss Franc	HSBK	Sell	92,273,376	95,845,838	11/13/18	1,443,935	—
Swiss Franc	UBSW	Sell	844,631	887,248	11/13/18	23,134	—
Euro	HSBK	Sell	101,877,111	121,460,135	11/21/18	2,668,646	—
Euro	SSBT	Sell	74,582,218	89,215,249	11/21/18	2,250,350	—
British Pound	BOFA	Buy	20,744,541	26,897,886	11/26/18	216,277	—
British Pound	BONY	Buy	7,939,175	10,152,792	11/26/18	224,111	—
British Pound	BONY	Sell	62,320,541	84,485,153	11/26/18	3,029,056	—
British Pound	HSBK	Buy	14,235,037	18,368,944	11/26/18	236,970	—
British Pound	UBSW	Sell	62,320,540	84,479,106	11/26/18	3,023,011	—
Euro	BONY	Sell	105,953,256	125,813,135	1/14/19	1,626,126	—
Euro	SSBT	Sell	131,454,469	156,121,436	1/14/19	2,044,649	—
British Pound	SSBT	Sell	186,479,840	248,530,075	1/16/19	4,075,794	—
British Pound	UBSW	Sell	17,190,457	22,161,336	2/14/19	—	(405,644)
South Korean Won	BONY	Sell	10,580,245,000	9,561,902	2/15/19	—	(10,285)
South Korean Won	HSBK	Sell	65,325,687,402	58,845,156	2/15/19	—	(256,473)
South Korean Won	UBSW	Sell	160,512,695,008	144,573,470	2/15/19	—	(646,001)
Euro	BOFA	Sell	10,797,489	12,839,111	2/20/19	142,813	—
Euro	BONY	Sell	10,882,949	12,941,568	2/20/19	144,781	—
Euro	BONY	Sell	23,041,992	26,641,151	2/20/19	—	(452,925)
Euro	HSBK	Sell	17,809,661	21,234,245	2/20/19	292,640	—
Euro	SSBT	Sell	5,818,064	6,930,016	2/20/19	88,807	—
Euro	SSBT	Sell	23,041,993	26,643,111	2/20/19	—	(450,966)
Euro	UBSW	Sell	6,263,761	7,408,589	2/20/19	43,304	—
Total Forward Exchange Contracts						$106,121,285	$(2,240,481)
Net unrealized appreciation (depreciation)						$103,880,804

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 53.

|22

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2018 (unaudited)

Franklin Mutual International Fund

	Country	Shares	Value
Common Stocks 91.5%
Auto Components 3.8%
Cie Generale des Etablissements Michelin SCA	France	14,989	$1,791,483
Toyo Tire & Rubber Co. Ltd	Japan	280,051	5,044,343
			6,835,826
Automobiles 2.1%
Peugeot SA	France	138,705	3,740,717
Banks 10.5%
AIB Group PLC	Ireland	336,291	1,721,739
[a] Credito Valtellinese SpA	Italy	28,038,943	3,515,596
HSBC Holdings PLC.	United Kingdom	235,534	2,056,489
ING Groep NV	Netherlands	135,846	1,763,833
Shinsei Bank Ltd	Japan	255,900	4,181,498
Societe Generale SA	France	61,740	2,649,901
Standard Chartered PLC.	United Kingdom	366,605	3,041,279
			18,930,335
Beverages 2.4%
Coca-Cola Bottlers Japan Holdings Inc	Japan	165,515	4,427,521
Capital Markets 4.2%
Credit Suisse Group AG	Switzerland	204,958	3,079,799
Deutsche Bank AG.	Germany	242,562	2,767,588
Guotai Junan Securities Co. Ltd	China	848,627	1,745,265
			7,592,652
Communications Equipment 1.8%
Nokia OYJ, A	Finland	356,803	1,978,779
Nokia OYJ, ADR	Finland	227,640	1,270,231
			3,249,010
Construction Materials 1.6%
LafargeHolcim Ltd., B	Switzerland	57,170	2,821,808
Consumer Finance 2.8%
[b] Hoist Finance AB, 144A	Sweden	419,206	3,518,222
Sun Hung Kai & Co. Ltd	Hong Kong	2,877,748	1,470,386
			4,988,608
Diversified Financial Services 1.8%
Metro Pacific Investments Corp	Philippines	36,164,200	3,182,584
Diversified Telecommunication Services 2.9%
Hellenic Telecommunications Organization SA	Greece	219,879	2,698,188
Koninklijke KPN NV	Netherlands	969,692	2,557,736
			5,255,924
Electric Utilities 2.6%
Enel SpA	Italy	931,370	4,770,581
Hotels, Restaurants & Leisure 3.8%
Accor SA	France	80,446	4,129,873
Sands China Ltd	Macau	624,400	2,827,469
			6,957,342
Household Durables 2.1%
[a] Cairn Homes PLC	Ireland	1,005,848	1,716,577
[a,b] Neinor Homes SA, 144A	Spain	115,583	2,101,354
			3,817,931

Quarterly Statement of Investments | See Notes to Statements of Investments. | 23

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers 1.9%
China Longyuan Power Group Corp	China	4,208,700	$3,537,468
Insurance 17.1%
Ageas.	Belgium	43,192	2,322,157
ASR Nederland NV	Netherlands	81,517	3,885,802
China Pacific Insurance Group Co. Ltd., H	China	879,045	3,391,070
Direct Line Insurance Group PLC	United Kingdom	739,157	3,120,868
Lancashire Holdings Ltd	United Kingdom	388,658	3,080,342
NN Group NV	Netherlands	103,498	4,617,595
RSA Insurance Group PLC	United Kingdom	389,405	2,918,751
Sabre Insurance Group PLC	United Kingdom	1,028,590	3,553,169
T&D Holdings Inc	Japan	248,433	4,098,833
			30,988,587
Interactive Media & Services 3.5%
[a] Baidu Inc., ADR	China	16,131	3,688,837
Yahoo Japan Corp	Japan	734,600	2,643,771
			6,332,608
Media 0.4%
[c] Clear Media Ltd	Hong Kong	886,000	647,798
Oil, Gas & Consumable Fuels 8.6%
BP PLC.	United Kingdom	495,900	3,809,415
Canadian Natural Resources Ltd	Canada	49,445	1,614,312
Crescent Point Energy Corp	Canada	585,600	3,724,136
Husky Energy Inc	Canada	190,100	3,335,630
Royal Dutch Shell PLC, B	United Kingdom	90,231	3,162,818
			15,646,311
Pharmaceuticals 5.1%
GlaxoSmithKline PLC	United Kingdom	213,777	4,282,585
Novartis AG	Switzerland	57,144	4,913,360
			9,195,945
Semiconductors & Semiconductor Equipment 3.4%
BE Semiconductor Industries NV	Netherlands	129,170	2,724,772
[a] Renesas Electronics Corp	Japan	552,862	3,454,019
			6,178,791
Specialty Retail 2.8%
Dufry AG.	Switzerland	25,336	2,855,978
Hornbach Holding AG & Co. KGaA.	Germany	31,290	2,194,098
			5,050,076
Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co. Ltd	South Korea	88,900	3,720,017
Thrifts & Mortgage Finance 1.2%
Indiabulls Housing Finance Ltd	India	187,737	2,218,486
Trading Companies & Distributors 1.5%
Rexel SA.	France	180,233	2,706,539
Wireless Telecommunication Services 1.6%
Vodafone Group PLC	United Kingdom	1,324,860	2,840,950
Total Common Stocks (Cost $165,187,789)			165,634,415

|24

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

		Country	Shares	Value
Preferred Stocks (Cost $4,645,934) 2.8%
Automobiles 2.8%
[d] Volkswagen AG, 2.612%, pfd		Germany	28,352	$4,989,953
Total Investments before Short Term Investments
(Cost $169,833,723)				170,624,368

			Principal
			Amount

Short Term Investments 3.1%

U.S. Government and Agency Securities 3.1%
[e] FHLB, 10/01/18		United States $ 2,300,000		2,300,000
[e] U.S. Treasury Bill,
10/18/18		United States	1,400,000	1,398,636
1/24/19	.	United States	2,000,000	1,985,897
Total U.S. Government and Agency Securities
(Cost $5,684,765)				5,684,533
Total Investments (Cost $175,518,488) 97.4%				176,308,901
Other Assets, less Liabilities 2.6%				4,637,764
Net Assets 100.0%				$180,946,665

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $5,619,576, representing 3.1% of net assets.
cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
dVariable rate security. The rate shown represents the yield at period end.
eThe security was issued on a discount basis with no stated coupon rate.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD	Short	137	$20,005,425	12/17/18	$(37,277)
GBP/USD	Short	68	5,561,550	12/17/18	(45,290)
Total Futures Contracts.					$(82,567)

*As of period end.

|25

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Philippine Peso	BONY	Buy	9,000,000	$166,667	10/05/18	$—	$(56)
Philippine Peso	BONY	Buy	9,084,215	167,977	10/05/18	193	—
Philippine Peso	BONY	Sell	189,905,215	3,567,280	10/05/18	51,699	—
Euro	BOFA	Sell	70,353	87,975	10/10/18	6,219	—
Euro	HSBK	Buy	103,741	120,871	10/10/18	—	(317)
Euro	UBSW	Sell	33,388	41,555	10/10/18	2,756	—
Euro	BOFA	Sell	474,977	594,640	10/18/18	42,326	—
Euro	HSBK	Buy	276,667	322,478	10/18/18	—	(763)
Euro	HSBK	Buy	1,280,647	1,486,173	10/18/18	2,990	—
Euro	HSBK	Sell	959,286	1,130,931	10/18/18	15,454	—
Euro	SSBT	Sell	32,732	41,128	10/18/18	3,067	—
Euro	UBSW	Sell	90,319	113,514	10/18/18	8,488	—
South Korean Won	BONY	Sell	115,570,000	104,094	10/19/18	—	(61)
South Korean Won	HSBK	Sell	1,167,663,516	1,034,154	10/19/18	—	(18,179)
South Korean Won	UBSW	Sell	2,823,946,484	2,504,649	10/19/18	—	(40,376)
Japanese Yen	BOFA	Sell	1,661,542,268	15,068,013	10/22/18	421,384	—
Japanese Yen	HSBK	Buy	29,826,080	268,891	10/22/18	—	(5,972)
Japanese Yen	UBSW	Buy	32,329,069	290,652	10/22/18	—	(5,669)
Japanese Yen	UBSW	Sell	101,561,188	904,719	10/22/18	9,450	—
British Pound	BOFA	Buy	414,954	539,085	10/24/18	2,469	—
British Pound	BOFA	Buy	517,779	680,706	10/24/18	—	(4,956)
British Pound	BOFA	Sell	771,718	1,077,963	10/24/18	70,800	—
British Pound	BONY	Buy	67,033	87,758	10/24/18	—	(273)
British Pound	HSBK	Buy	528,989	688,277	10/24/18	2,103	—
British Pound	SSBT	Sell	4,346,468	6,146,036	10/24/18	473,490	—
British Pound	UBSW	Sell	603,440	847,331	10/24/18	59,786	—
Swedish Krona	BONY	Sell	3,603,836	400,087	10/31/18	—	(6,474)
Swedish Krona	SSBT	Sell	28,056,696	3,194,921	10/31/18	29,759	—
Euro	BOFA	Buy	1,288,719	1,507,581	11/07/18	—	(6,607)
Euro	BOFA	Sell	556,708	658,382	11/07/18	9,983	—
Euro	BONY	Sell	239,224	280,897	11/07/18	2,272	—
Euro	HSBK	Buy	180,106	210,083	11/07/18	—	(313)
Euro	HSBK	Buy	393,228	457,218	11/07/18	776	—
Euro	SSBT	Sell	1,693,767	2,045,530	11/07/18	72,796	—
Euro	UBSW	Buy	58,062	67,542	11/07/18	83	—
Euro	UBSW	Sell	1,686,080	2,033,985	11/07/18	70,203	—
Swiss Franc	HSBK	Buy	15,252	15,838	11/13/18	—	(234)
Swiss Franc	HSBK	Sell	3,029,176	3,146,454	11/13/18	47,402	—
Swiss Franc	UBSW	Sell	27,689	29,086	11/13/18	758	—
Euro	HSBK	Sell	7,905,379	9,441,099	11/21/18	223,211	—
Euro	SSBT	Sell	6,946,093	8,308,916	11/21/18	209,583	—
British Pound	BONY	Sell	3,732,914	5,060,544	11/26/18	181,436	—
British Pound	UBSW	Sell	3,732,915	5,060,183	11/26/18	181,074	—
Euro	BONY	Sell	3,723,755	4,421,736	1/14/19	57,151	—
Euro	HSBK	Sell	197,620	233,836	1/14/19	2,207	—
Euro	SSBT	Sell	13,983,121	16,613,947	1/14/19	224,437	—
Euro	UBSW	Sell	148,209	174,110	1/14/19	395	—
British Pound	SSBT	Sell	2,936,461	3,913,554	1/16/19	64,181	—

|26

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	HSBK	Sell	189,744	$251,490	2/14/19	$2,402	$—
British Pound	UBSW	Sell	5,325,697	6,865,702	2/14/19	—	(125,671)
Euro	BONY	Sell	619,305	716,040	2/20/19	—	(12,173)
Euro	SSBT	Sell	619,306	716,094	2/20/19	—	(12,121)
Total Forward Exchange Contracts						$2,552,783	$(240,215)
Net unrealized appreciation (depreciation)						$2,312,568

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.

|27

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2018 (unaudited)
Franklin Mutual Quest Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 62.7%
Auto Components 0.4%
Cie Generale des Etablissements Michelin SCA	France	148,524	$17,751,560
[a,b,c] International Automotive Components Group Brazil LLC.	Brazil	2,548,299	61,621
[a,b,c] International Automotive Components Group North America LLC	United States	19,924,658	2,620,411
			20,433,592
Automobiles 0.8%
General Motors Co	United States	1,237,600	41,669,992
Banks 3.0%
Barclays PLC	United Kingdom	14,003,681	31,357,577
BNP Paribas SA	France	1,021,034	62,480,825
Guaranty Bancorp	United States	347,127	10,309,672
Societe Generale SA	France	883,546	37,922,080
UniCredit SpA	Italy	705,143	10,612,795
			152,682,949
Chemicals 0.4%
[d] Advanced Emissions Solutions Inc	United States	1,724,209	20,621,540
[a,b,e] Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
			20,621,540
Communications Equipment 3.5%
[a,b,c] Sorenson Communications LLC, Membership Interests	United States	224,279	179,423,118
Diversified Consumer Services 0.1%
[a,b] Affinion Group Inc., wts., 11/10/22	United States	549,716	5,798,247
Diversified Financial Services 1.5%
Voya Financial Inc	United States	1,540,500	76,516,635
Diversified Telecommunication Services 5.0%
AT&T Inc	United States	4,154,137	139,495,921
Koninklijke KPN NV	Netherlands	44,100,081	116,321,836
			255,817,757
Electrical Equipment 0.3%
Osram Licht AG.	Germany	395,301	15,722,761
Energy Equipment & Services 0.0%†
[a] GulfMark Offshore Inc., wts., 11/14/24	United States	1,246	3,065
Entertainment 3.7%
Twenty-First Century Fox Inc., A	United States	1,028,000	47,627,240
Twenty-First Century Fox Inc., B	United States	2,554,800	117,060,936
The Walt Disney Co	United States	243,800	28,509,972
			193,198,148
Equity Real Estate Investment Trusts (REITs) 0.7%
Vornado Realty Trust	United States	529,863	38,679,999
Food & Staples Retailing 0.4%
[a] Rite Aid Corp	United States	15,422,700	19,741,056
Food Products 0.3%
Bunge Ltd	United States	257,500	17,692,825
Health Care Equipment & Supplies 1.5%
Medtronic PLC	United States	784,643	77,185,332
Health Care Providers & Services 1.0%
[a] Envision Healthcare Corp	United States	1,119,200	51,181,016

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Household Durables 1.2%
Lennar Corp., A	United States	833,900	$38,934,791
Lennar Corp., B	United States	55,604	2,140,754
Toll Brothers Inc	United States	650,700	21,492,621
			62,568,166
Independent Power & Renewable Electricity Producers 2.0%
[a] Vistra Energy Corp	United States	4,234,567	105,356,027
Insurance 9.0%
ASR Nederland NV	Netherlands	1,206,851	57,528,909
[a] Brighthouse Financial Inc	United States	1,750,946	77,461,851
China Pacific Insurance Group Co. Ltd., H	China	10,634,400	41,024,057
Chubb Ltd	United States	152,200	20,340,008
Everest Re Group Ltd	United States	420,400	96,048,788
The Hartford Financial Services Group Inc	United States	2,606,490	130,220,240
Lancashire Holdings Ltd	United Kingdom	3,707,233	29,381,987
RSA Insurance Group PLC	United Kingdom	1,377,659	10,326,122
			462,331,962
Interactive Media & Services 2.0%
[a] Baidu Inc., ADR.	China	441,393	100,937,751
Machinery 1.2%
[a] Navistar International Corp	United States	1,550,605	59,698,292
Media 5.5%
[a] Charter Communications Inc., A	United States	308,989	100,693,335
Comcast Corp., A	United States	1,827,500	64,711,775
[a] Cumulus Media Inc., A	United States	51,173	874,035
[a] Cumulus Media Inc., B	United States	76,298	1,239,842
[a] Cumulus Media Inc., wts., 6/04/38	United States	57,778	938,893
[a,d] Lee Enterprises Inc./IA	United States	4,824,268	12,784,310
[a,c,d] Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	1,003,473
[a] Liberty Global PLC, C.	United Kingdom	1,556,700	43,836,672
[d] New Media Investment Group Inc	United States	3,617,011	56,750,903
			282,833,238
Metals & Mining 0.2%
Warrior Met Coal Inc	United States	296,595	8,019,929
Oil, Gas & Consumable Fuels 4.1%
Crescent Point Energy Corp	Canada	10,448,065	66,444,698
JXTG Holdings Inc	Japan	9,348,347	70,603,073
Kinder Morgan Inc	United States	4,134,670	73,307,699
			210,355,470
Pharmaceuticals 3.5%
Eli Lilly & Co	United States	169,747	18,215,550
GlaxoSmithKline PLC	United Kingdom	768,013	15,385,571
Merck & Co. Inc	United States	155,870	11,057,418
Novartis AG, ADR	Switzerland	945,406	81,456,181
Perrigo Co. PLC	United States	764,600	54,133,680
			180,248,400

|29

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment 1.1%
BE Semiconductor Industries NV	Netherlands	1,056,016	$22,276,090
[a] Renesas Electronics Corp	Japan	5,685,314	35,519,142
			57,795,232
Software 2.4%
[a] Avaya Holdings Corp., wts., 12/15/22	United States	338,090	1,944,018
[a] Check Point Software Technologies Ltd	Israel	345,838	40,694,757
[a] Dell Technologies Inc., V	United States	209,200	20,317,504
Symantec Corp	United States	2,894,057	61,585,533
			124,541,812
Specialty Retail 0.9%
Dick’s Sporting Goods Inc	United States	506,900	17,984,812
Dufry AG	Switzerland	236,692	26,680,898
			44,665,710
Tobacco 4.0%
British American Tobacco PLC	United Kingdom	3,721,473	173,888,615
Imperial Brands PLC	United Kingdom	945,651	32,925,507
			206,814,122
Wireless Telecommunication Services 3.0%
Vodafone Group PLC	United Kingdom	73,366,101	157,321,846
Total Common Stocks and Other Equity Interests
(Cost $3,084,384,199)			3,229,855,989

Convertible Preferred Stocks 0.8%
Multi-Utilities 0.0%†
Sempra Energy, 6.00%, cvt. pfd., A	United States	200	20,168
Sempra Energy, 6.75%, cvt. pfd., B	United States	1,100	110,875
			131,043
Pharmaceuticals 0.8%
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	104,000	41,980,640
Total Convertible Preferred Stocks (Cost $87,006,390)			42,111,683
Preferred Stocks 3.1%
Auto Components 0.5%
[f] Schaeffler AG, 4.995%, pfd	Germany	1,895,365	24,226,669
Automobiles 1.7%
[f] Volkswagen AG, 2.612%, pfd	Germany	486,155	85,563,294
Technology Hardware, Storage & Peripherals 0.9%
[f] Samsung Electronics Co. Ltd., 3.945%, pfd	South Korea	1,409,381	48,056,458
Total Preferred Stocks (Cost $130,685,465)			157,846,421

		Principal
		Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests
18.8%
[g] Affinion Group Inc., Term Loans, 9.908%, (1-month USD LIBOR + 7.75%), 5/10/22	United States $ 21,965,059		22,624,011
[h] Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States	50,000,000	50,850,000
Belk Inc., second lien Term Loan, 10.50%, 6/12/23	United States	25,000,000	19,375,000

|30

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds, Notes and Senior Floating Rate Interests
(continued)
[h] CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 144A, 5.75%, 2/15/26	United States $	2,000,000	$2,012,500
senior bond, 144A, 5.50%, 5/01/26	United States	27,978,000	27,733,193
[g] Cumulus Media New Holdings Inc., Term Loan, 6.75%, (1-month USD LIBOR +
4.50%), 5/13/22	United States	14,384,542	14,229,376
[h,i] Envision Healthcare Corp., senior note, 144A, 8.75%, 10/15/26.	United States	110,000,000	110,000,000
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	77,063,000	68,730,178
senior note, 11.00%, 9/15/25	United States	41,812,000	32,810,295
[d] Lee Enterprises Inc.,
Second Lien Term Loan, 12.00%, 12/15/22	United States	47,119,293	48,532,872
[h] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	97,050,000	101,538,562
[h] Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	59,270,000	61,937,150
[h] Rite Aid Corp., senior note, 144A, 6.125%, 4/01/23	United States	37,132,000	33,465,215
Sorenson Communications LLC,
[g] Initial Term Loan, 8.14%, (3-month USD LIBOR + 5.75%), 4/30/20	United States	139,535,176	140,407,271
[h,j] secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,671,937	94,738,498
[h,j] Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.85%, 10/31/21	United States	20,117,561	20,721,088
Sprint Capital Corp.,
senior bond, 6.875%, 11/15/28	United States	24,000,000	24,172,560
senior bond, 8.75%, 3/15/32	United States	5,000,000	5,635,950
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	18,290,000	19,044,463
senior note, 6.00%, 3/01/23	United States	31,850,000	32,909,012
[h] Veritas US Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23.	United States	3,682,000	3,586,268
senior note, 144A, 10.50%, 2/01/24	United States	20,922,000	19,248,240
[g] Veritas US Inc.,
Term Loan B1, 6.742%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	11,033,507	10,766,540
Term Loan B1, 6.886%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	3,656,209	3,567,743
Total Corporate Bonds, Notes and Senior Floating Rate
Interests (Cost $963,693,082)			968,635,985

Corporate Notes and Senior Floating Rate Interests in
Reorganization 2.8%
[b,c,k] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272	—
[k] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	72,867,000	55,196,753
[g] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19.	United States	46,662,631	35,175,691
[g] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	14,995,598	11,274,815
[b,c,k] Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	17,873,000	3,785,969
[g,k] Toys R US-Delaware Inc., Term B-4 Loan, 10.067%, (3-month USD LIBOR +
8.75%), 4/24/20	United States	73,423,169	38,822,501
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $211,949,014)			144,255,729

|31

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Country	Shares	Value

Companies in Liquidation 0.0%†
[a,b,e] Avaya Holdings Corp., Contingent Distribution		United States	82,902,380	$—
[a,b,e] Avaya Inc., Contingent Distribution		United States	60,987,608	77,454
[a,b,e] NewPage Corp., Litigation Trust, Contingent Distribution		United States	723,000	—
[a,e] Nortel Networks Corp., Contingent Distribution		Canada	31,192,000	1,013,740
[a,e] Nortel Networks Ltd., Contingent Distribution		Canada	20,912,000	575,080
[a,b,e] Tribune Media, Litigation Trust, Contingent Distribution.		United States	1,514,115	—
[a,e] Vistra Energy Corp., Litigation Trust, Contingent Distribution		United States	104,175,133	468,788
Total Companies in Liquidation (Cost $11,210,407)				2,135,062

		Number of	Notional
		Contracts	Amount#

Options Purchased 0.0%†
Calls - Exchange-Traded
Micron Technology Inc., January Strike Price $50, Expires 1/18/19		2,000	200,000	456,000
Micron Technology Inc., October Strike Price $50, Expires 10/19/18		250	25,000	7,000
Total Options Purchased (Cost $520,312)				463,000
Total Investments before Short Term Investments
(Cost $4,489,448,869)				4,545,303,869

			Principal
		Country	Amount*

Short Term Investments 13.1%

U.S. Government and Agency Securities 13.1%
[l] FHLB, 10/01/18		United States $194,900,000		194,900,000
[l] U.S. Treasury Bill,
10/25/18	.	United States	65,000,000	64,910,191
10/18/18 - 1/10/19		United States	305,000,000	304,088,449
[m] 1/17/19 - 1/31/19		United States	110,000,000	109,244,847
Total U.S. Government and Agency Securities
(Cost $673,155,349)				673,143,487
Total Investments (Cost $5,162,604,218) 101.3%				5,218,447,356
Options Written (0.1)%				(5,696,025)
Other Assets, less Liabilities (1.2)%				(60,928,160)
Net Assets 100.0%				$5,151,823,171

		Number of	Notional
		Contracts	Amount#

Options Written (0.1)%
Puts - Exchange-Traded
AT&T Inc., January Strike Price $31, Expires 1/18/19		3,225	322,500	(190,275)
General Motors Co., December Strike Price $37, Expires 12/21/18		6,000	600,000	(2,430,000)
Micron Technology Inc., January Strike Price $40, Expires 1/18/19		3,750	375,000	(603,750)
Micron Technology Inc., October Strike Price $42, Expires 10/19/18		9,000	900,000	(432,000)
Perrigo Co. PLC, January Strike Price $75, Expires 1/18/19		3,000	300,000	(2,040,000)
Total Options Written (Premiums Received $5,965,917)				$(5,696,025)

|32

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 6 regarding holdings of 5% voting securities.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fVariable rate security. The rate shown represents the yield at period end.
gThe coupon rate shown represents the rate at period end.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $525,830,714, representing 10.2% of net assets.
iSecurity purchased on a when-issued basis.
jIncome may be received in additional securities and/or cash.
kDefaulted security or security for which income has been deemed uncollectible.
lThe security was issued on a discount basis with no stated coupon rate.
mA portion or all of the security has been segregated as collateral for open written options contracts. At September 30, 2018, the aggregate value of these securities pledged amounted to $23,593,584, representing 0.5% of net assets.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.	Short	814	$118,864,350	12/17/18	$(201,792)
GBP/USD.	Short	955	78,107,063	12/17/18	(636,053)
Total Futures Contracts.					$(837,845)

*As of period end.

|33

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	2,607,636	$3,271,700	10/10/18	$241,440	$—
Euro	UBSW	Sell	267,441	332,859	10/10/18	22,073	—
Euro	BOFA	Sell	2,258,657	2,763,812	10/18/18	137,400	—
Euro	SSBT	Sell	2,072,041	2,603,581	10/18/18	194,170	—
Euro	UBSW	Sell	2,072,040	2,603,591	10/18/18	194,180	—
British Pound	BOFA	Sell	6,899,110	9,570,240	10/24/18	566,259	—
British Pound	BONY	Sell	4,370,600	5,920,599	10/24/18	216,558	—
British Pound	HSBK	Sell	6,000,000	7,984,780	10/24/18	154,220	—
British Pound	SSBT	Sell	27,226,967	38,499,749	10/24/18	2,966,017	—
British Pound	UBSW	Sell	2,702,405	3,808,797	10/24/18	281,906	—
Euro	BOFA	Sell	3,000,000	3,552,204	11/07/18	58,097	—
Euro	BONY	Sell	1,381,270	1,630,669	11/07/18	21,901	—
Euro	HSBK	Sell	1,966,585	2,329,408	11/07/18	38,923	—
Euro	SSBT	Sell	16,930,940	20,058,333	11/07/18	338,827	—
Euro	UBSW	Sell	13,128,226	15,606,930	11/07/18	316,454	—
South Korean Won	HSBK	Buy	2,276,150,315	2,023,245	11/09/18	29,375	—
South Korean Won	HSBK	Sell	16,817,109,927	15,704,400	11/09/18	538,822	—
South Korean Won	UBSW	Sell	11,325,700,303	10,579,329	11/09/18	365,874	—
Euro	BONY	Sell	22,000,000	25,807,320	11/21/18	154,720	—
British Pound	BONY	Sell	19,742,665	26,764,243	11/26/18	959,581	—
British Pound	UBSW	Sell	19,742,665	26,762,327	11/26/18	957,666	—
Euro	BOFA	Sell	1,682,979	1,995,273	1/14/19	22,666	—
Euro	UBSW	Sell	2,028,114	2,392,297	1/14/19	15,160	—
Euro	UBSW	Sell	40,612,658	47,207,760	1/14/19	—	(394,030)
British Pound	BOFA	Sell	520,961	683,386	1/16/19	464	—
British Pound	HSBK	Sell	849,319	1,103,446	1/16/19	—	(9,917)
British Pound	SSBT	Sell	17,631,738	23,325,576	1/16/19	212,333	—
British Pound	UBSW	Sell	986,517	1,305,286	1/16/19	12,072	—
British Pound	UBSW	Sell	4,980,737	6,416,407	1/16/19	—	(112,784)
British Pound	BOFA	Sell	16,649,789	22,030,520	2/14/19	173,309	—
British Pound	BONY	Sell	163,730	214,696	2/14/19	—	(243)
British Pound	BONY	Sell	7,019,463	9,329,321	2/14/19	114,437	—
British Pound	HSBK	Sell	6,174,141	7,989,530	2/14/19	—	(115,649)
British Pound	UBSW	Sell	34,486,900	44,457,800	2/14/19	—	(815,293)
South Korean Won	BONY	Sell	1,620,788,150	1,464,788	2/15/19	—	(1,576)
South Korean Won	HSBK	Sell	528,644,719	479,062	2/15/19	785	—
South Korean Won	HSBK	Sell	14,710,283,437	13,250,587	2/15/19	—	(58,140)
South Korean Won	UBSW	Sell	9,773,066,029	8,736,905	2/15/19	—	(105,010)
Euro	BOFA	Sell	9,092,316	10,721,425	2/20/19	30,166	—
Euro	BONY	Sell	39,938,511	46,219,802	2/20/19	—	(742,157)
Euro	HSBK	Sell	2,595,929	3,046,842	2/20/19	—	(5,598)
Euro	HSBK	Sell	4,575,712	5,395,542	2/20/19	15,162	—
Euro	SSBT	Sell	8,993,852	10,579,567	2/20/19	4,088	—
Euro	SSBT	Sell	34,680,120	40,107,804	2/20/19	—	(671,039)
Euro	UBSW	Sell	5,043,787	5,885,427	2/20/19	—	(45,343)

|34

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
Forward Exchange Contracts (continued)
			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW Sell	25,577,883	$30,191,687	2/20/19	$115,767	$—
Total Forward Exchange Contracts					$9,470,872	$(3,076,779)
Net unrealized appreciation (depreciation)					$6,394,093
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.

|35

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2018 (unaudited)
Franklin Mutual Shares Fund
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 88.9%
Aerospace & Defense 0.9%
BAE Systems PLC	United Kingdom	15,885,498	$130,416,092
Auto Components 0.4%
The Goodyear Tire & Rubber Co	United States	2,382,274	55,721,389
[a,b,c,d] International Automotive Components Group Brazil LLC	Brazil	7,234,813	174,945
[a,b,c,d] International Automotive Components Group North America LLC.	United States	63,079,866	8,296,011
			64,192,345
Automobiles 1.0%
General Motors Co	United States	4,507,470	151,766,515
Banks 9.9%
Barclays PLC	United Kingdom	38,190,870	85,518,454
CIT Group Inc	United States	2,759,673	142,426,724
Citigroup Inc	United States	3,362,406	241,219,006
Citizens Financial Group Inc	United States	6,757,671	260,643,370
Columbia Banking System Inc	United States	88,096	3,415,482
[a] FCB Financial Holdings Inc., A.	United States	1,647,570	78,094,818
Guaranty Bancorp	United States	1,146,366	34,047,070
JPMorgan Chase & Co	United States	2,748,790	310,173,464
State Bank Financial Corp	United States	1,467,000	44,274,060
Wells Fargo & Co	United States	5,171,930	271,836,641
			1,471,649,089
Beverages 0.5%
PepsiCo Inc	United States	614,527	68,704,119
Biotechnology 0.3%
Shire PLC	United Kingdom	663,848	40,009,876
Building Products 1.1%
Johnson Controls International PLC	United States	4,783,800	167,433,000
Chemicals 0.0%
[a,c,e] Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Communications Equipment 3.3%
Cisco Systems Inc	United States	7,313,860	355,819,289
Nokia OYJ, A	Finland	13,670,039	75,812,101
Nokia OYJ, ADR	Finland	10,897,776	60,809,590
			492,440,980
Construction & Engineering 0.9%
Fluor Corp	United States	2,399,827	139,429,949
Construction Materials 0.6%
LafargeHolcim Ltd., B	Switzerland	1,946,175	96,059,677
Consumer Finance 1.6%
Ally Financial Inc	United States	2,870,838	75,933,665
Capital One Financial Corp	United States	1,763,405	167,400,037
			243,333,702
Containers & Packaging 1.5%
International Paper Co	United States	3,276,637	161,046,709
WestRock Co	United States	1,125,212	60,131,329
			221,178,038

Quarterly Statement of Investments | See Notes to Statements of Investments. | 36

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Diversified Financial Services 1.1%
Voya Financial Inc	United States	3,413,030	$169,525,200
Diversified Telecommunication Services 1.6%
AT&T Inc	United States	4,727,562	158,751,532
Koninklijke KPN NV	Netherlands	30,410,640	80,213,492
			238,965,024
Electric Utilities 0.6%
[a] PG&E Corp	United States	1,882,490	86,613,365
Electrical Equipment 1.4%
[a] Sensata Technologies Holding PLC	United States	4,067,870	201,562,959
Energy Equipment & Services 1.2%
Baker Hughes a GE Co., A	United States	3,663,252	123,927,815
[a] GulfMark Offshore Inc., wts., 11/14/24	United States	3,654	8,989
[a] McDermott International Inc	United States	2,645,956	48,764,969
			172,701,773
Entertainment 2.6%
Twenty-First Century Fox Inc., B.	United States	1,557,900	71,382,978
The Walt Disney Co	United States	2,716,200	317,632,428
			389,015,406
Equity Real Estate Investment Trusts (REITs) 1.8%
[b] Alexander’s Inc	United States	326,675	112,147,527
Vornado Realty Trust	United States	2,036,522	148,666,106
			260,813,633
Food & Staples Retailing 2.6%
The Kroger Co	United States	7,402,986	215,500,922
[a] Rite Aid Corp	United States	8,208,988	10,507,505
Walgreens Boots Alliance Inc	United States	2,283,129	166,440,104
			392,448,531
Health Care Equipment & Supplies 3.9%
Medtronic PLC	United States	5,756,394	570,551,705
Health Care Providers & Services 1.6%
CVS Health Corp	United States	3,015,915	237,412,829
Household Durables 2.3%
Lennar Corp., A	United States	2,378,700	111,061,503
Newell Brands Inc	United States	7,967,495	161,740,148
Toll Brothers Inc	United States	1,993,600	65,848,608
			338,650,259
Household Products 0.7%
Energizer Holdings Inc	United States	1,787,933	104,862,270
Independent Power & Renewable Electricity Producers 1.1%
[a] Vistra Energy Corp	United States	6,554,228	163,069,193
Industrial Conglomerates 0.4%
General Electric Co	United States	5,092,500	53,199,122
Insurance 8.0%
Alleghany Corp	United States	377,389	246,257,644
American International Group Inc	United States	5,664,539	301,580,056
[a] Brighthouse Financial Inc	United States	2,088,184	92,381,260

|37

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Insurance (continued)
Chubb Ltd	United States	1,446,258	$193,277,919
The Hartford Financial Services Group Inc	United States	3,734,899	186,595,554
MetLife Inc	United States	3,551,930	165,946,170
			1,186,038,603
IT Services 1.4%
Cognizant Technology Solutions Corp., A	United States	2,693,050	207,768,808
Machinery 0.8%
CNH Industrial NV	United Kingdom	4,351,332	52,284,879
CNH Industrial NV, special voting	United Kingdom	5,296,616	63,643,253
			115,928,132
Media 3.9%
[a] Charter Communications Inc., A	United States	865,529	282,058,591
Comcast Corp., A	United States	5,111,400	180,994,674
[a] Cumulus Media Inc., A	United States	151,572	2,588,850
[a] Cumulus Media Inc., B	United States	225,990	3,672,337
[a] Cumulus Media Inc., wts., 6/04/38	United States	171,135	2,780,944
[a] DISH Network Corp., A	United States	2,879,437	102,968,667
			575,064,063
Metals & Mining 0.8%
thyssenkrupp AG	Germany	3,973,743	100,293,515
Warrior Met Coal Inc	United States	795,602	21,513,078
			121,806,593
Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp	United States	3,198,080	215,582,573
BP PLC	United Kingdom	14,266,349	109,591,527
Kinder Morgan Inc	United States	11,533,040	204,480,799
Marathon Oil Corp	United States	7,450,885	173,456,603
Plains All American Pipeline LP	United States	3,862,400	96,598,624
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	4,955,823	170,158,667
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	3,159,359	108,581,152
The Williams Cos. Inc	United States	6,351,184	172,688,693
			1,251,138,638
Pharmaceuticals 8.9%
Eli Lilly & Co	United States	4,561,555	489,500,467
Merck & Co. Inc	United States	6,989,310	495,821,651
Novartis AG, ADR	Switzerland	3,798,680	327,294,269
			1,312,616,387
Professional Services 0.4%
RELX PLC.	United Kingdom	3,153,086	66,420,917
Software 3.6%
[a] Avaya Holdings Corp., wts., 12/15/22	United States	276,741	1,591,261
[a] Dell Technologies Inc., V	United States	720,878	70,011,671
Microsoft Corp	United States	2,266,670	259,239,048
Symantec Corp	United States	9,445,251	200,994,941
			531,836,921

|38

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals 2.9%
Hewlett Packard Enterprise Co	United States	7,491,354	$122,183,984
Samsung Electronics Co. Ltd	South Korea	5,521,050	231,028,127
Western Digital Corp	United States	1,277,200	74,767,288
			427,979,399
Tobacco 3.3%
Altria Group Inc	United States	2,351,460	141,816,553
British American Tobacco PLC	United Kingdom	4,377,848	204,558,230
British American Tobacco PLC, ADR.	United Kingdom	1,655,688	77,204,731
Imperial Brands PLC.	United Kingdom	1,751,865	60,996,121
			484,575,635
Wireless Telecommunication Services 1.6%
[a] T-Mobile U.S. Inc	United States	2,480,000	174,046,400
Vodafone Group PLC	United Kingdom	29,287,025	62,801,332
			236,847,732
Total Common Stocks and Other Equity Interests
(Cost $9,820,763,939)			13,184,026,479

Management Investment Companies (Cost $78,163,804) 0.6%
Diversified Financial Services 0.6%
[a] Altaba Inc	United States	1,192,700	81,246,724

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 2.7%
[f] Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States $ 68,188,000		69,347,196
[g] Cumulus Media New Holdings Inc., Term Loan, 6.75%, (1-month USD LIBOR +
4.50%), 5/13/22	United States	42,606,154	42,146,561
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	82,365,000	73,458,873
senior note, 11.00%, 9/15/25	United States	93,006,000	72,982,738
[f] McDermott Technology Americas Inc., senior note, 144A, 10.625%, 5/01/24	United States	36,543,000	39,192,367
[f] Veritas US Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23	United States	10,656,000	10,378,944
senior note, 144A, 10.50%, 2/01/24	United States	60,677,000	55,822,840
[g] Veritas US Inc.,
Term Loan B1, 6.742%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	32,044,895	31,269,537
Term Loan B1, 6.886%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	10,618,821	10,361,888
Total Corporate Notes and Senior Floating Rate Interests
(Cost $406,761,121)			404,960,944

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.3%
[c,d,h] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	19,594	—
[h] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000	56,278,463
[g] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	94,620,526	71,327,791
[g] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	30,412,812	22,866,633

|39

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Principal
	Country	Amount	Value
Corporate Notes and Senior Floating Rate Interests in
Reorganization (continued)
[g,h] Toys R US-Delaware Inc., Term B-4 Loan, 10.067%, (3-month USD LIBOR +
8.75%), 4/24/20	United States $ 77,193,103		$40,815,853
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $268,671,472)			191,288,740

		Shares
Companies in Liquidation 0.0%†
[a,c,e] Avaya Holdings Corp., Contingent Distribution	United States	67,859,000	—
[a,c,e] Avaya Inc., Contingent Distribution	United States	131,491,379	166,994
[a,c,e] Tribune Media, Litigation Trust, Contingent Distribution	United States	1,007,002	—
[a,e] Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	194,177,556	873,799
Total Companies in Liquidation (Cost $6,601,885)			1,040,793
Total Investments before Short Term Investments
(Cost $10,580,962,221)			13,862,563,680

		Principal
		Amount

Short Term Investments 6.3%

U.S. Government and Agency Securities 6.3%
[i] FHLB, 10/01/18	United States $ 38,100,000		38,100,000
[i] U.S. Treasury Bill,
1/03/19	United States	150,000,000	149,152,041
[j] 1/24/19	United States	100,000,000	99,294,826
10/25/18 - 1/31/19	United States	639,000,000	636,455,470
Total U.S. Government and Agency Securities
(Cost $923,093,224)			923,002,337
Total Investments (Cost $11,504,055,445) 99.8%			14,785,566,017
Securities Sold Short (0.6)%.			(89,558,688)
Other Assets, less Liabilities 0.8%			126,440,666
Net Assets 100.0%.			$14,822,447,995

		Shares
Securities Sold Short (0.6)%
Common Stocks (0.6)%
Internet & Direct Marketing Retail (0.5)%
Alibaba Group Holding Ltd., ADR	China	429,372	(70,743,331)
Pharmaceuticals (0.1)%
Takeda Pharmaceutical Co. Ltd	Japan	439,883	(18,815,357)
Total Securities Sold Short (Proceeds $94,135,468)			$(89,558,688)

|40

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 6 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
dSee Note 5 regarding restricted securities.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $174,741,347, representing 1.2% of net assets.
gThe coupon rate shown represents the rate at period end.
hDefaulted security or security for which income has been deemed uncollectible.
iThe security was issued on a discount basis with no stated coupon rate.
jA portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2018, the value of this security pledged amounted to $39,747,708, representing 0.3% of net assets.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.			Short	1,435	$209,545,875	12/17/18	$(212,048)
GBP/USD.			Short	3,676	300,650,850	12/17/18	(2,448,234)
Total Futures Contracts.							$(2,660,282)

*As of period end.

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	11,053,544	$13,870,742	10/10/18	$1,025,732	$—
Euro	UBSW	Sell	930,160	1,157,682	10/10/18	76,769	—
Euro	BOFA	Sell	4,061,319	5,041,618	10/18/18	319,033	—
Euro	BONY	Sell	1,048,695	1,286,041	10/18/18	66,597	—
Euro	HSBK	Sell	24,766,880	29,921,218	10/18/18	1,121,783	—
Euro	SSBT	Sell	9,249,646	11,610,759	10/18/18	855,081	—
Euro	UBSW	Sell	16,184,229	20,023,942	10/18/18	1,204,589	—
British Pound	BOFA	Buy	125,942	160,078	10/24/18	4,289	—
British Pound	BOFA	Buy	11,452,911	15,071,708	10/24/18	—	(124,589)
British Pound	BOFA	Sell	10,063,749	13,616,498	10/24/18	482,367	—
British Pound	BONY	Buy	1,073,759	1,405,733	10/24/18	—	(4,377)
British Pound	BONY	Buy	8,083,241	10,363,434	10/24/18	185,949	—
British Pound	HSBK	Buy	42,161,917	54,329,734	10/24/18	695,500	—
British Pound	HSBK	Buy	54,750,867	72,096,816	10/24/18	—	(641,828)
British Pound	HSBK	Sell	1,352,747	1,816,817	10/24/18	51,356	—

|41

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	SSBT	Buy	3,000,000	$3,944,790	10/24/18	$—	$(29,510)
British Pound	SSBT	Sell	177,981,605	251,671,329	10/24/18	19,388,734	—
British Pound	UBSW	Buy	11,615,391	14,982,147	10/24/18	177,022	—
British Pound	UBSW	Sell	2,192,665	3,006,106	10/24/18	144,475	—
Euro	BOFA	Sell	2,839,000	3,357,827	11/07/18	51,237	—
Euro	HSBK	Sell	1,420,503	1,667,318	11/07/18	12,855	—
Euro	SSBT	Sell	18,128,119	21,983,717	11/07/18	869,852	—
Euro	UBSW	Sell	17,393,070	21,116,231	11/07/18	858,480	—
South Korean Won	HSBK	Buy	6,224,983,875	5,533,319	11/09/18	80,338	—
South Korean Won	HSBK	Sell	80,180,590,398	74,873,804	11/09/18	2,567,383	—
South Korean Won	UBSW	Sell	64,126,544,521	59,900,560	11/09/18	2,071,590	—
Euro	HSBK	Sell	45,014,974	53,731,634	11/21/18	1,242,947	—
Euro	SSBT	Sell	37,536,617	44,901,301	11/21/18	1,132,582	—
British Pound	BONY	Sell	59,995,846	81,333,669	11/26/18	2,916,065	—
British Pound	UBSW	Sell	59,995,846	81,327,849	11/26/18	2,910,246	—
Euro	BONY	Sell	29,029,468	34,470,752	1/14/19	445,532	—
Euro	HSBK	Sell	3,184,810	3,749,741	1/14/19	16,848	—
Euro	SSBT	Sell	50,378,205	59,842,146	1/14/19	794,235	—
British Pound	BOFA	Sell	4,427,482	5,888,817	1/16/19	84,881	—
British Pound	HSBK	Sell	3,654,007	4,875,257	1/16/19	85,261	—
South Korean Won	BONY	Sell	7,177,365,000	6,486,548	2/15/19	—	(6,977)
South Korean Won	HSBK	Sell	71,566,552,326	64,465,326	2/15/19	—	(282,555)
South Korean Won	UBSW	Sell	38,246,441,630	34,448,495	2/15/19	—	(153,927)
Euro	BONY	Sell	8,405,312	9,718,222	2/20/19	—	(165,219)
Euro	HSBK	Sell	11,994,483	14,179,256	2/20/19	75,465	—
Euro	SSBT	Sell	968,494	1,155,072	2/20/19	16,262	—
Euro	SSBT	Sell	8,405,311	9,718,935	2/20/19	—	(164,505)
Total Forward Exchange Contracts						$42,031,335	$(1,573,487)
Net unrealized appreciation (depreciation)						$40,457,848

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 53.

|42

FRANKLIN MUTUAL SERIES FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|43

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business

|44

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2018, the Funds received U.K. Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Beacon Fund $12,731,861
Franklin Mutual European Fund $24,668,875
Franklin Mutual Financial Services Fund $2,914,078
Franklin Mutual Global Discovery Fund $97,555,410
Franklin Mutual International Fund $1,961,503
Franklin Mutual Quest Fund $4,441,408
Franklin Mutual Shares Fund $39,506,265

Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund – Futures and forwards
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual International Fund – Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

|45

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

At September 30, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/		Acquisition
Warrants	Issuer	Date	Cost	Value
Franklin Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$10,848	$—
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	68,827
22,836,904	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	18,692,218	3,003,418
	Total Restricted Securities (Value is 0.1% of Net Assets)		$20,593,330	$3,072,245
Franklin Mutual European Fund
16,127,149	Euro Wagon LP (Value is —% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$—
Franklin Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$8,893	$—
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	92,357
35,491,081	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	29,095,371	4,667,645
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$31,640,762	$4,760,002
Franklin Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$9,272	$—
2,548,299	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,692,334	61,621
19,924,658	International Automotive Components Group North America LLC	1/02/06 - 3/18/13	16,305,945	2,620,411
1,110,000	[a] Lee Enterprises Inc., wts., 12/31/22	3/31/14	1,490,026	1,003,473
224,279	[b] Sorenson Communications LLC, Membership Interests	4/30/14	—	179,423,118
17,873,000	Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	8/04/14	17,706,373	3,785,969
	Total Restricted Securities (Value is 3.6% of Net Assets)		$37,203,950	$186,894,592
Franklin Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$19,594	$—
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	174,945
63,079,866	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	51,662,536	8,296,011
	Total Restricted Securities (Value is 0.1% of Net Assets)		$56,486,808	$8,470,956

†Rounds to less than 0.1% of net assets.
aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $162,855,744 as of September 30, 2018.
bThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $255,866,857 as of September 30, 2018.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended September 30, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares/			Shares/
	Warrants/			Warrants/
	Principal			Principal				Net Change in
	Amount Held			Amount Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Investment	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Mutual Beacon Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC	15,831,950	—	(15,831,950)[a]	—	$—	$—	$10,196	$—

|46

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

		Number of			Number of
		Shares/			Shares/
		Warrants/			Warrants/
		Principal			Principal				Net Change in
		Amount Held			Amount Held	Value			Unrealized
		at Beginning	Gross	Gross	at End	at End	Investment	Realized	Appreciation
Name of Issuer		of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Mutual European Fund
Controlled Affiliates[b]
Euro Wagon LP (Value is —% of
Net Assets)		16,127,149	—	—	16,127,149	$—	$—	$—	$—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp. (Value is
—%[c] of Net Assets)		226,100	—	—	226,100	$135,660	$—	$—	$6,783
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive
Components Group North
America LLC (Value is —%[c] of
Net Assets)		35,491,081	—	—	35,491,081	$4,667,645	$—	$—	$(18,712,992)
Franklin Mutual Quest Fund
Non-Controlled Affiliates
							Dividends
Advanced Emissions
Solutions Inc		1,724,209	—	—	1,724,209	$20,621,540	$1,293,157	$—	$3,965,681
Eastman Kodak Co		2,613,836	—	(2,613,836)	—	—	—	(35,037,722)	40,973,441
Eastman Kodak Co., wts., 9/03/18 .		48,582	—	(48,582)	—	—	—	(1,462,104)	1,558,221
Eastman Kodak Co., wts., 9/03/18 .		48,582	—	(48,582)	—	—	—	(1,296,546)	1,379,940
Lee Enterprises Inc./IA		4,824,268	—	—	4,824,268	12,784,310	—	—	1,447,279
Lee Enterprises Inc., wts.,
12/31/22		1,110,000	—	—	1,110,000	1,003,473	—	—	514,751
New Media Investment Group Inc		4,932,482	811,410	(2,126,881)	3,617,011	56,750,903	5,118,629	(301,207)	6,617,804
						$91,160,226	$6,411,786	$(38,097,579)	$56,457,117

							Interest
Eastman Kodak Co., Term Loan,
7.819%, (LIBOR + 6.25%),
9/03/19	.	37,302,241	—	(37,302,241)	—	$—	$254,019	$(786,094)	$3,495,088
Lee Enterprises Inc., Second Lien
Term Loan, 12.00%, 12/15/22		56,941,414	—	(9,822,121)	47,119,293	48,532,872	2,385,787	146,411	(1,179,289)
Lee Enterprises Inc., senior
secured note, first lien, 144A,
9.50%, 3/15/22		99,050,000	—	(2,000,000)	97,050,000	101,538,562	6,982,619	100,000	389,240
New Media Holdings II LLC, Fourth
Amendment Replacement Term
Loans, 8.127%, (LIBOR +
6.25%), 7/14/22		111,005,571	—	(111,005,571)	—	—	3,595,192	1,668,911	(2,379,812)
						$150,071,434	$13,217,617	$1,129,228	$325,227
Total Affiliated Securities (Value is 4.7% of Net Assets)						$241,231,660	$19,629,403	$(36,968,351)	$56,782,344

|47

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of			Number of
	Shares/			Shares/
	Warrants/			Warrants/
	Principal			Principal					Net Change in
	Amount Held			Amount Held	Value				Unrealized
	at Beginning	Gross	Gross	at End	at End	Investment	Realized		Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Franklin Mutual Shares Fund
Controlled Affiliates[b]
						Dividends
CB FIM Coinvestors LLC	43,105,703	—	(43,105,703)[a]	—	$—	$—	$27,760		$—

Non-Controlled Affiliates
Alexander’s Inc	326,675	—	—	326,675	$112,147,527	$4,410,113	$30,054	[d]	$(17,166,772)
International Automotive
Components Group Brazil LLC	7,234,813	—	—	7,234,813	174,945	—	—		(73,101)
International Automotive
Components Group North
America LLC	63,079,866	—	—	63,079,866	8,296,011	—	—		(33,259,427)
Total Non-Controlled Affiliates					$120,618,483	$4,410,113	$30,054		$(50,499,300)
Total Affiliated Securities (Value is 0.8% of Net Assets)					$120,618,483	$4,410,113	$57,814		$(50,499,300)

aGross reduction was the result of a corporate action.
bIssuer in which the Fund owns 25% or more of the outstanding voting securities.
cRounds to less than 0.1% of net assets.
dRealized gain distribution from REITs.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, investments in affiliated management investment companies were as follows:

		Number of			Number of	Value			Net Change in
		Shares Held			Shares	at End		Realized	Unrealized
		at Beginning	Gross	Gross	Held at End	of	Dividend	Gain	Appreciation
		of Period	Additions	Reductions	of Period	Period	Income	(Loss)	(Depreciation)
Franklin Mutual Beacon Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.69%.		—	13,795,000	(13,795,000)	—	$—	$—	$—	$—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.69%	.	—	5,128,000	(5,128,000)	—	$—	$—	$—	$—
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.69%	.	—	38,589,000	(38,589,000)	—	$—	$—	$—	$—
Franklin Mutual International Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.69%.		—	1,357,000	(1,357,000)	—	$—	$—	$—	$—

|48

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

		Number of			Number of	Value			Net Change in
		Shares Held			Shares	at End		Realized	Unrealized
		at Beginning	Gross	Gross	Held at End	of	Dividend	Gain	Appreciation
		of Period	Additions	Reductions	of Period	Period	Income	(Loss)	(Depreciation)

Franklin Mutual Shares Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.69%	.	—	26,728,000	(26,728,000)	—	$ —	$ —	$ —	$ —

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$—	$—	$3,072,245	$3,072,245
Media	262,896,216	1,634,409	—	264,530,625
All Other Equity Investments.	3,296,034,536	—	—[c]	3,296,034,536
Corporate Notes and Senior Floating Rate
Interests.	—	72,236,385	—	72,236,385
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	30,037,203	—[c]	30,037,203
Companies in Liquidation	—	208,272	—[c]	208,272
Short Term Investments	84,663,504	51,800,000	—	136,463,504
Total Investments in Securities	$3,643,594,256	$155,916,269	$3,072,245	$3,802,582,770

Other Financial Instruments:
Forward Exchange Contracts	$—	$13,858,765	$—	$13,858,765

Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$41,360,337	$—	$—	$41,360,337
Futures Contracts	1,283,798	—	—	1,283,798
Forward Exchange Contracts	—	451,696	—	451,696
Total Other Financial Instruments	$42,644,135	$451,696	$—	$43,095,831

|49

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Mutual European Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Machinery	$60,580,947	$10,014,728	$—		$70,595,675
All Other Equity Investments.	1,947,281,560	—	—[c]		1,947,281,560
Short Term Investments	58,299,855	15,800,000	—		74,099,855
Total Investments in Securities	$2,066,162,362	$25,814,728	$—		$2,091,977,090

Other Financial Instruments:
Forward Exchange Contracts	$—	$35,405,623	$—		$35,405,623

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,901,564	$—	$—		$1,901,564
Forward Exchange Contracts	—	4,720,625	—		4,720,625
Total Other Financial Instruments	$1,901,564	$4,720,625	$—		$6,622,189

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$581,592,089	$—	$—		$581,592,089
Short Term Investments	18,460,760	34,300,000	—		52,760,760
Total Investments in Securities	$600,052,849	$34,300,000	$—		$634,352,849

Other Financial Instruments:
Forward Exchange Contracts	$—	$4,810,805	$—		$4,810,805

Liabilities:
Other Financial Instruments:
Futures Contracts	$135,572	$—	$—		$135,572
Forward Exchange Contracts	—	1,206,351	—		1,206,351
Total Other Financial Instruments	$135,572	$1,206,351	$—		$1,341,923

Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$79,156,551	$—	$4,760,002		$83,916,553
Machinery	69,742,250	88,179,933	—		157,922,183
Media	631,364,450	9,195,761	—		640,560,211
Software	902,219,775	2,308,113	—		904,527,888
All Other Equity Investments.	16,101,088,609	—	—[c]		16,101,088,609
Corporate Notes and Senior Floating Rate
Interests.	—	269,711,727	—		269,711,727
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	189,879,085	—[c]		189,879,085
Companies in Liquidation	—	640,465	214,132	[c]	854,597
Short Term Investments	667,524,051	—	—		667,524,051
Total Investments in Securities	$18,451,095,686	$559,915,084	$4,974,134		$19,015,984,904

Other Financial Instruments:
Forward Exchange Contracts	$—	$106,121,285	$—		$106,121,285

Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$126,429,930	$—	$—		$126,429,930
Futures Contracts	6,346,794	—	—		6,346,794
Forward Exchange Contracts	—	2,240,481	—		2,240,481
Total Other Financial Instruments	$132,776,724	$2,240,481	$—		$135,017,205

|50

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Mutual International Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Media	$—	$—	$647,798		$647,798
All Other Equity Investments.	169,976,570	—	—		169,976,570
Short Term Investments	3,384,533	2,300,000	—		5,684,533
Total Investments in Securities	$173,361,103	$2,300,000	$647,798		$176,308,901

Other Financial Instruments:
Forward Exchange Contracts	$—	$2,552,783	$—		$2,552,783

Liabilities:
Other Financial Instruments:
Futures Contracts	$82,567	$—	$—		$82,567
Forward Exchange Contracts	—	240,215	—		240,215
Total Other Financial Instruments	$82,567	$240,215	$—		$322,782

Franklin Mutual Quest Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$41,978,229	$—	$2,682,032		$44,660,261
Communications Equipment	—	—	179,423,118		179,423,118
Diversified Consumer Services	—	—	5,798,247		5,798,247
Media	279,651,030	3,182,208	—		282,833,238
Software	122,597,794	1,944,018	—		124,541,812
All Other Equity Investments.	2,792,557,417	—	—[c]		2,792,557,417
Corporate Bonds, Notes and Senior Floating
Rate Interests	—	968,635,985	—		968,635,985
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	140,469,760	3,785,969	[c]	144,255,729
Companies in Liquidation	—	2,057,608	77,454	[c]	2,135,062
Options Purchased	463,000	—	—		463,000
Short Term Investments	478,243,487	194,900,000	—		673,143,487
Total Investments in Securities	$3,715,490,957	$1,311,189,579	$191,766,820		$5,218,447,356

Other Financial Instruments:
Forward Exchange Contracts	$—	$9,470,872	$—		$9,470,872

Liabilities:
Other Financial Instruments:
Options Written	$5,696,025	$—	$—		$5,696,025
Futures Contracts	837,845	—	—		837,845
Forward Exchange Contracts	—	3,076,779	—		3,076,779
Total Other Financial Instruments	$6,533,870	$3,076,779	$—		$9,610,649

Franklin Mutual Shares Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$55,721,389	$—	$8,470,956		$64,192,345
Machinery	52,284,879	63,643,253	—		115,928,132
Media	568,610,782	6,453,281	—		575,064,063
Software	530,245,660	1,591,261	—		531,836,921
All Other Equity Investments.	11,978,251,742	—	—[c]		11,978,251,742
Corporate Notes and Senior Floating Rate
Interests.	—	404,960,944	—		404,960,944
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	191,288,740	—[c]		191,288,740
Companies in Liquidation	—	873,799	166,994	[c]	1,040,793
Short Term Investments	884,902,337	38,100,000	—		923,002,337
Total Investments in Securities	$14,070,016,789	$706,911,278	$8,637,950		$14,785,566,017

Other Financial Instruments:
Forward Exchange Contracts	$—	$42,031,335	$—		$42,031,335

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FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Mutual Shares Fund (continued)
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$89,558,688	$—	$—	$89,558,688
Futures Contracts	2,660,282	—	—	2,660,282
Forward Exchange Contracts	—	1,573,487	—	1,573,487
Total Other Financial Instruments	$92,218,970	$1,573,487	$—	$93,792,457

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.
cIncludes securities determined to have no value at September 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets for the nine months ended
September 30, 2018, are as follows:

										Net Change in
										Unrealized
										Appreciation
						Net	Net			(Depreciation)
	Balance at			Transfers		Realized	Unrealized	Balance		on Assets
	Beginning of		Purchases	Into (Out of)	Cost Basis	Gain	Appreciation	at End		Held at
	Period		(Sales)	Level 3[a]	Adjustments[b]	(Loss)	(Depreciation)	of Period		Period End
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$13,213,236		$—	$—	$—	$—	$(10,531,204) $ 2,682,032			$(10,531,204)
Communications Equipment	160,414,954		—	—	—	—	19,008,164	179,423,118		19,008,164
Diversified Consumer Services	10,164,359		—	—	—	—	(4,366,112)	5,798,247		(4,366,112)
Media	488,722		—	(1,003,473)	—	—	514,751	—		—
Software	575,122		—	(1,234,029)	—	—	658,907	—		—
Corporate Notes and Senior Floating Rate Interests in
Reorganization	8,657,697	[d]	—	—	—	—	(4,871,728)	3,785,969	[d]	(4,871,728)
Companies in Liquidation	1,680,146	[d]	—	(1,738,082)	(10,955)	10,955	135,390	77,454	[d]	77,454
Total	$195,194,236		$—	$(3,975,584)	$(10,955)	$10,955	$548,168	$191,766,820		$(683,426)

aThe investments were transferred out of Level 3 as a result of the removal of significant unobservable valuation inputs and the availability of other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common stocks as well as other equity interests.
dIncludes securities determined to have no value.

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FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2018, are as follows:

						Impact to Fair
	Fair Value at					Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount		Increases[a]
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
			Transaction price
Communications Equipment	$179,423,118	Market transaction	weighting	50%		Increase
		Market comparables	EV / EBITDA multiple	5.1	x	Increase[b]
			Discount for lack of
Diversified Consumer Services.	5,798,247	Market comparables	marketability	24.6%		Decrease[c]
All Other Investments[d]	6,545,455
Total	$191,766,820

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value and net assets.
cRepresents a significant impact to fair value but not net assets.
dIncludes fair value of immaterial financial instruments and/or other assets developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.

Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	EUR	Euro	ADR	American Depositary Receipt
BONY	The Bank of New York Mellon Corp.	GBP	British Pound	FHLB	Federal Home Loan Bank
HSBK	HSBC Bank PLC	USD	United States Dollar	LIBOR	London InterBank Offered Rate
SSBT	State Street Bank and Trust Co., N.A.			PIK	Payment-In-Kind
UBSW	UBS AG

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2.  Controls and Procedures

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Funds and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds. As a result, a material weakness exists at period end for the Mutual Beacon Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Global Discovery Fund, Mutual International Fund, Mutual Quest Fund and Mutual Shares Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

After September 30, 2018 and prior to the issuance of the Registrant’s financial statements, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date  November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date  November 27, 2018

By /s/ Robert G. Kubilis

Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date  November 27, 2018